UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4490
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Date of fiscal year end: 7/31
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Date of reporting period: 7/31/10
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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three annual reports to shareholders for the year ended July 31, 2010 for series of John Hancock Funds with July 31 fiscal year end. The first report applies to the Technical Opportunities Fund, the second report applies to the Global High Yield Fund and the third report applies to Multi Sector Bond Fund. All three funds began operations during the fiscal year ended July 31, 2010.

Management’s discussion of
Fund performance

By Wellington Management Company, LLP

Global equities rallied in 2009 and throughout the early part of 2010 against a strengthening economic backdrop. During the period ended July 31, 2010, the U.S. economy showed signs of life as it emerged from a deep and difficult recession. Markets reacted to the momentum and trended positive. The positive trend eroded toward the end of the period, shifting from a reflection of hopeful optimism early in the period to one of cautious fear as concerns about a global growth slowdown resurfaced. Sovereign debt and solvency troubles in the Eurozone, slowing economic expansion in China and the U.S., and uncertainty about the sustainability of corporate earnings growth combined to send global equities down later in the period.

For the 12 months ended July 31, 2010, the Fund’s Class A shares returned –1.40% at net asset value, underperforming both the 11.61% return of the MSCI All Country World Index and the 11.40% average return of its Morningstar, Inc. world stock fund peer group. Stock selection in the energy, materials, financials and industrials sectors drove underperformance during the period. An overweight to cash in periods when the market rallied also caused the Fund to lag its benchmark index. Detractors from absolute results included energy and mining company PT Bumi Resources and oil and gas production company Sandridge Energy. We bought PT Bumi given the stock’s ability to respond positively to important price supports. After the trend broke down toward the end of the period, our sell discipline had us exit the stock. After establishing a period of stability, Sandridge Energy tracked sideways for several months then broke down. We sold the stock at the end of 2009. The biggest contributions came from the information technology sector. Top performers included server virtualization software leader VMware, Inc. and consumer electronics company Apple, Inc. Earlier in 2009, VMware had emerged from a period of stability into a positive trend that continued throughout the period. With the launch of the iPad and iPhone 4, Apple’s stock price has maintained a positive trend structure.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. As a result, credit, market and other risks associated with the Fund’s investment strategies or techniques may be more pronounced for the Fund than for funds that are diversified.

6	Technical Opportunities Fund | Annual report

A look at performance

For the period ended July 31, 2010

	Average annual returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	–6.36	—	—	–6.36	–6.36	—	—	–6.36

Class I2	–1.10	—	—	–1.10	–1.10	—	—	–1.10

Class NAV[2]	–1.00	—	—	–1.00	–1.00	—	—	–1.00

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual for Class A. The net expenses are as follows: Class A — 2.05%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.28%. For the other classes, the net expenses equal the gross expenses and are as follows: Class I — 1.50% and Class NAV — 1.40%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 8-3-09.

2 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

Annual report | Technical Opportunities Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Technical Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI All Country World Index.

			With maximum
	Period beginning	Without sales charge	sales charge	Index

Class I2,3	8-3-09	$9,890	$9,890	$11,161

Class NAV[2,3]	8-3-09	9,900	9,900	11,161

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class I and Class NAV shares, respectively, as of 7-31-10.

MSCI All Country World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charges applicable.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

8	Technical Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on February 1, 2010 with the same investment held until July 31, 2010.

	Account value	Ending value	Expenses paid during
	on 2-1-10	on 7-31-10	period ended 7-31-10[1]

Class A	$1,000.00	$965.70	$9.11

Class I	1,000.00	966.80	7.36

Class NAV	1,000.00	966.80	6.68

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at July 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Technical Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on February 1, 2010, with the same investment held until July 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 2-1-10	on 7-31-10	period ended 7-31-10[1]

Class A	$1,000.00	$1,015.50	$9.35

Class I	1,000.00	1,017.30	7.55

Class NAV	1,000.00	1,018.00	6.85

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.87%, 1.51% and 1.37% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Technical Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings[1]

EMC Corp.	2.9%	Eli Lilly & Company	2.5%

Xilinx, Inc.	2.9%	Bristol-Myers Squibb Company	2.5%

Baidu, Inc.	2.8%	Salesforce.com, Inc.	2.4%

Broadcom Corp., Class A	2.8%	American Tower Corp., Class A	2.2%

NetApp, Inc.	2.5%	Apple, Inc.	2.0%

Sector Composition[2,3,4]

Information Technology	39%	Consumer Staples	4%

Consumer Discretionary	12%	Financials	3%

Industrials	7%	Energy	2%

Health Care	6%	Materials	1%

Telecommunication Services	5%	Short-Term Investments & Other	21%

Country Composition[2,3]

United States	69%	Hong Kong	1%

China	4%	Argentina	1%

South Korea	2%	Indonesia	1%

Mexico	1%	Short-Term Investments & Other	21%

1 As a percentage of net assets on 7-31-10. Excludes cash and cash equivalents.

2 As a percentage of net assets on 7-31-10.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

4 The Fund may invest up to 100% of its assets in cash.

Annual report | Technical Opportunities Fund	11

Fund’s investments

As of 7-31-10

	Shares	Value

Common Stocks 79.16%		$469,009,554

(Cost $435,471,129)

Consumer Discretionary 11.86%		70,281,993

Auto Components 1.74%

Cooper Tire & Rubber Company (L)	55,500	1,199,355

TRW Automotive Holdings Corp. (I)	258,800	9,081,292

Automobiles 1.03%

Ford Motor Company (I)(L)	478,400	6,109,168

Hotels, Restaurants & Leisure 3.95%

Las Vegas Sands Corp. (I)(L)	316,500	8,501,190

Starbucks Corp. (L)	207,800	5,163,830

Starwood Hotels & Resorts Worldwide, Inc.	60,700	2,940,915

Wendy’s/Arby’s Group, Inc., Class A	1,563,211	6,815,600

Media 3.39%

CBS Corp., Class B	107,900	1,594,762

Comcast Corp., Class A	382,000	7,437,540

Time Warner Cable, Inc.	75,300	4,304,901

Virgin Media, Inc. (L)	313,300	6,745,349

Textiles, Apparel & Luxury Goods 1.75%

Under Armour, Inc., Class A (I)(L)	133,400	5,010,504

XTEP International Holdings	7,493,500	5,377,587

Consumer Staples 4.11%		24,326,645

Beverages 0.95%

Dr. Pepper Snapple Group, Inc.	149,700	5,621,235

Food Products 0.41%

The J.M. Smucker Company	5,300	325,579

Tingyi (Cayman Islands) Holding Corp.	822,000	2,095,469

Household Products 0.99%

Clorox Company	90,400	5,865,152

Tobacco 1.76%

Altria Group, Inc.	345,200	7,649,632

Reynolds American, Inc.	47,900	2,769,578

Energy 1.52%		9,028,610

Energy Equipment & Services 0.39%

CARBO Ceramics, Inc.	29,300	2,349,860

Oil, Gas & Consumable Fuels 1.13%

EOG Resources, Inc.	68,500	6,678,750

12	Technical Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Financials 3.54%		$20,969,158

Commercial Banks 0.55%

Bank Rakyat Indonesia Tbk PT	2,949,000	3,257,408

Real Estate Investment Trusts 2.99%

AvalonBay Communities, Inc.	27,600	2,900,484

HCP, Inc. (L)	167,200	5,930,584

Ventas, Inc. (L)	116,500	5,908,880

Vornado Realty Trust	35,900	2,971,802

Health Care 6.30%		37,304,810

Life Sciences Tools & Services 0.40%

Pharmaceutical Product Development, Inc.	97,900	2,375,054

Pharmaceuticals 5.90%

Allergan, Inc.	82,600	5,043,556

Bristol-Myers Squibb Company	599,000	14,927,080

Eli Lilly & Company	420,200	14,959,120

Industrials 6.87%		40,712,054

Aerospace & Defense 2.30%

BE Aerospace, Inc. (I)	192,000	5,644,800

Cubic Corp.	197,501	8,002,741

Airlines 1.36%

US Airways Group, Inc. (I)(L)	742,600	8,057,210

Commercial Services & Supplies 1.01%

Republic Services, Inc.	187,500	5,973,750

Industrial Conglomerates 0.92%

Beijing Enterprises Holdings, Ltd.	829,000	5,474,505

Machinery 1.28%

Deere & Company	91,800	6,121,224

Pall Corp.	37,600	1,437,824

Information Technology 38.69%		229,225,014

Communications Equipment 3.25%

F5 Networks, Inc. (I)(L)	137,000	12,032,710

Riverbed Technology, Inc. (I)(L)	194,237	7,204,250

Computers & Peripherals 8.58%

Apple, Inc. (I)	47,100	12,116,475

EMC Corp. (I)	879,300	17,401,347

NetApp, Inc. (I)(L)	356,000	15,058,800

SanDisk Corp. (I)	143,300	6,262,210

Electronic Equipment, Instruments & Components 1.42%

National Instruments Corp.	27,300	870,870

Samsung SDI Company, Ltd.	52,852	7,571,014

Internet Software & Services 3.77%

Alibaba.com, Ltd.	511,000	1,055,183

Baidu, Inc., SADR (I)	205,300	16,713,473

MercadoLibre, Inc. (I)(L)	75,400	4,561,700

IT Services 1.72%

Cognizant Technology Solutions Corp., Class A (I)	186,900	10,197,264

See notes to financial statements	Annual report | Technical Opportunities Fund	13

	Shares	Value
Semiconductors & Semiconductor Equipment 13.14%

Broadcom Corp., Class A	453,000	$16,321,590

Cavium Networks, Inc. (I)(L)	191,800	5,145,994

Cree, Inc. (I)(L)	126,000	8,925,840

Netlogic Microsystems, Inc. (I)	134,600	3,978,776

OmniVision Technologies, Inc. (I)(L)	478,900	10,684,259

Samsung Electronics Company, Ltd.	6,928	4,754,940

Skyworks Solutions, Inc. (I)(L)	631,500	11,070,195

Xilinx, Inc. (L)	607,400	16,958,608

Software 6.81%

Citrix Systems, Inc. (I)	163,700	9,006,774

Rovi Corp. (I)	177,700	7,907,650

Salesforce.com, Inc. (I)(L)	142,400	14,090,480

VMware, Inc., Class A (I)(L)	120,400	9,334,612

Materials 1.02%		6,056,315

Chemicals 1.02%

The Mosaic Company	127,100	6,056,315

Telecommunication Services 5.25%		31,104,955

Wireless Telecommunication Services 5.25%

America Movil SAB de CV, Series L, ADR	173,900	8,627,179

American Tower Corp., Class A (I)	279,600	12,928,704

Crown Castle International Corp. (I)	149,200	5,894,892

SBA Communications Corp., Class A (I)	101,000	3,654,180
	Par value	Value

Short-Term Investments 39.08%		$231,557,292

(Cost $231,531,433)

Repurchase Agreement 23.63%		140,000,000
Bank of America Tri-Party Repurchase Agreement dated 7-30-10 at
0.210% to be repurchased at $69,501,216 on 8-2-10, collateralized by
$181,429,255 Federal National Mortgage Association, 5.713%–5.864%
due 8-01-37 – 11-01-37 (valued at $69,806,824, including interest)	$69,500,000	69,500,000

BNP Paribas Tri-Party Repurchase Agreement dated 7-30-10 at 0.210% to be repurchased at $70,501,234 on 8-2-10, collateralized by $81,317,645
Federal National Mortgage Association, 3.500%–7.500% due 12-1-17 –
6-1-48 (valued at $51,624,618 including interest), $45,879,234 Federal
Home Loan Mortgage Corp., 4.000%–7.000% due 4-1-18 – 7-1-40
(valued at $17,435,406 including interest) and $1,643,677 Government
National Mortgage Association, 5.750% due 10-15-50 (valued at
$1,721,583, including interest)	70,500,000	70,500,000

Securities Lending Collateral 15.45%		91,557,292

John Hancock Collateral Investment Trust, 0.3385% (W)(Y)	9,146,217	91,557,292

Total investments (Cost $667,002,562)† 118.24%		$700,566,846

Other assets and liabilities, net (18.24%)		($108,084,707)

Total net assets 100.00%		$592,482,139

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

14	Technical Opportunities Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-10.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $672,799,677. Net unrealized appreciation aggregated $27,767,169, of which $38,696,785 related to appreciated investment securities and $10,929,616 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 7-31-10:

United States	69%
China	4%
South Korea	2%
Mexico	1%
Hong Kong	1%
Argentina	1%
Indonesia	1%
Short-Term Investments & Other	21%

See notes to financial statements	Annual report | Technical Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 7-31-10

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $435,471,129) including
$89,240,839 of securities loaned (Note 2)	$469,009,554
Investments in affiliated issuers, at value (Cost $91,531,433) (Note 2)	91,557,292
Repurchase agreements, at value (Cost $140,000,000) (Note 2)	140,000,000

Total investments, at value (Cost $667,002,562)	700,566,846
Cash	58,459
Receivable for investments sold	18,793,189
Receivable for fund shares sold	1,394,382
Dividends and interest receivable	60,697
Receivable for securities lending income	23,017
Other receivables and prepaid assets	57,970

Total assets	720,954,560

Liabilities

Payable for investments purchased	36,262,588
Payable for fund shares repurchased	509,481
Payable upon return of securities loaned (Note 2)	91,554,178
Payable to affiliates
Accounting and legal services fees	8,498
Transfer agent fees	32,839
Trustees’ fees	205
Other liabilities and accrued expenses	104,632

Total liabilities	128,472,421

Net assets

Capital paid-in	$608,841,124
Accumulated net realized loss on investments and foreign
currency transactions	(49,923,135)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	33,564,150

Net assets	$592,482,139

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($164,732,297 ÷ 16,711,324 shares)	$9.86
Class I ($79,242,237 ÷ 8,008,894 shares)	$9.89
Class NAV ($348,507,605 ÷ 35,185,499 shares)	$9.90

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[1]	$10.38

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Technical Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 7-31-101

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,142,758
Interest	125,794
Securities lending	89,387
Less foreign taxes withheld	(58,465)

Total investment income	3,299,474

Expenses

Investment management fees (Note 4)	6,632,512
Distribution and service fees (Note 4)	374,516
Accounting and legal services fees (Note 4)	73,652
Transfer agent fees (Note 4)	270,840
Trustees’ fees (Note 4)	5,020
State registration fees (Note 4)	23,503
Printing and postage fees (Note 4)	10,677
Professional fees	44,066
Custodian fees	194,299
Registration and filing fees	10,300
Other	6,087

Total expenses	7,645,472
Less expense reductions and amounts recaptured (Note 4)	(5,857)

Net expenses	7,639,615

Net investment loss	(4,340,141)

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(49,900,390)
Investments in affiliated issuers	(22,745)
Foreign currency transactions	(86,663)
(50,009,798)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	33,538,425
Investments in affiliated issuers	25,859
Translation of assets and liabilities in foreign currencies	(134)
33,564,150
Net realized and unrealized loss	(16,445,648)

Decrease in net assets from operations	($20,785,789)

1 Period from 8-3-09 (inception date) to 7-31-10.

See notes to financial statements	Annual report | Technical Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the period.

Period
ended
7-31-10[1]

Increase (decrease) in net assets

From operations
Net investment loss	($4,340,141)
Net realized loss	(50,009,798)
Change in net unrealized appreciation (depreciation)	33,564,150

Decrease in net assets resulting from operations	(20,785,789)

From Fund share transactions (Note 5)	613,267,928

Total increase	592,482,139

Net assets

Beginning of period	—

End of period	$592,482,139

1 Period from 8-3-09 (inception date) to 7-31-10.

18	Technical Opportunities Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	7-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.13)
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	(0.14)
Net asset value, end of period	$9.86
Total return (%)[3,4]	(1.40)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$165
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.87[6]
Expenses including reductions and amounts recaptured	1.87[6]
Net investment loss	(1.23)[6]
Portfolio turnover (%)	389

1 Period from 8-3-09 (inception date) to 7-31-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.

CLASS I SHARES Period ended	7-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.09)
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	(0.11)
Net asset value, end of period	$9.89
Total return (%)[3,4]	(1.10)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$79
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.52[6]
Expenses including reductions and amounts recaptured	1.52[6]
Net investment loss	(0.89)[6]
Portfolio turnover (%)	389

1 Period from 8-3-09 (inception date) to 7-31-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Annual report | Technical Opportunities Fund	19

CLASS NAV SHARES Period ended	7-31-10[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.07)
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	(0.10)
Net asset value, end of period	$9.90
Total return (%)[3,4]	(1.00)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$349
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.39[6]
Expenses including reductions and amounts recaptured	1.39[6]
Net investment loss	(0.72)[6]
Portfolio turnover (%)	389

1 Period from 8-3-09 (inception date) to 7-31-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.

20	Technical Opportunities Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Technical Opportunities Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation. The Fund commenced operations on August 3, 2009.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, registration fees and printing and postage fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

Annual report | Technical Opportunities Fund	21

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 7-31-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks

Consumer Discretionary	$70,281,993	$64,904,406	$5,377,587	—

Consumer Staples	24,326,645	22,231,176	2,095,469	—

Energy	9,028,610	9,028,610	—	—

Financials	20,969,158	17,711,750	3,257,408	—

Health Care	37,304,810	37,304,810	—	—

Industrials	40,712,054	35,237,549	5,474,505	—

Information Technology	229,225,014	215,843,877	13,381,137	—

Materials	6,056,315	6,056,315	—	—
Telecommunication
Services	31,104,955	31,104,955	—	—

Short-Term Investments	231,557,292	91,557,292	140,000,000	—

Total Investments in
Securities	$700,566,846	$530,980,740	$169,586,106	—

During the period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

22	Technical Opportunities Fund | Annual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. At July 31, 2010, the Fund did not have an outstanding balance from the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the year to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value

Annual report | Technical Opportunities Fund	23

of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $1,124,489 available to offset future net realized capital gains which expires on July 31, 2018. Net capital losses of $43,001,531, that are a result of security transactions occurring after October 31, 2009 are treated as occurring on August 1, 2010, the first day of the Fund’s next taxable year.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of July 31, 2010, the Fund has no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to net operating losses.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the

24	Technical Opportunities Fund | Annual report

sum of: a) 1.35% of the first $250,000,000 of the Fund’s average daily net assets, b) 1.30% of the next $250,000,000 and c) 1.25% of the Fund’s average daily net assets in excess of $500,000,000. The Adviser has a subadvisory agreement with Wellington Management Company, LLP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended July 31, 2010 were equivalent to an annual effective rate of 1.32% of the Fund’s average daily net assets.

Effective January 1, 2010, the Adviser contractually agreed to waive a portion of the management fee for certain funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the funds in proportion of the daily net assets of each Fund.

The Adviser had contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, overdraft, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. For the period discussed in this report, the fee waivers and/or reimbursements were such that these expenses will not exceed 2.05% and 1.55% for Class A and Class I shares, respectively. Such fee waivers and/or reimbursements have been lowered subsequent to the period. In addition, the Adviser voluntarily waived certain other expenses.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.20% of average net assets.

Accordingly, these expense reductions described above amounted to $2,405, $614 and $2,838 for Class A, Class I and Class NAV shares, respectively, for the period ended July 31, 2010.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the period ended July 31, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,645,764 for the period ended July 31, 2010. Of this amount, $414,293 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,231,037 was paid as sales commissions to broker-dealers and $434 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Class NAV shares do not pay transfer agent fees. Prior to July 1, 2010, the transfer agent fees were made up of three components:

Annual report | Technical Opportunities Fund	25

• The Fund paid a monthly transfer agent fee at an annual rate of 0.05% and 0.04% for Class A and Class I shares, respectively, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $16.50 per shareholder account for Class A and Class I shares.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the performance of the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended July 31, 2010 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

Class A	$374,516	$210,299	$16,963	$7,682

Class I	—	60,541	6,540	2,995

Total	$374,516	$270,840	$23,503	$10,677

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the period ended July 31, 2010 were as follows:

	Period ended 7-31-10
	Shares	Amount
Class A shares

Sold	22,796,591	$240,781,737
Repurchased	(6,085,267)	(62,239,897)
Net increase	16,711,324	$178,541,840

Class I shares

Sold	10,412,153	$110,650,156
Repurchased	(2,403,259)	(24,891,985)
Net increase	8,008,894	$85,758,171

Class NAV shares

Sold	35,772,158	$355,210,980
Repurchased	(586,659)	(6,243,063)
Net increase	35,185,499	$348,967,917

Net increase	59,905,717	$613,267,928

26 Technical Opportunities Fund | Annual report

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $2,186,463,721 and $1,701,043,736, respectively, for the period ended July 31, 2010.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the period ended July 31, 2010, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

Lifestyle Aggressive Portfolio	8.5%

Lifestyle Balanced Portfolio	25.4%

Lifestyle Growth Portfolio	24.6%

Annual report | Technical Opportunities Fund	27

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Technical Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Technical Opportunities Fund (the “Fund”) at July 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period August 3, 2009 (commencement of operations) through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased confirmations had not been received, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 20, 2010

28	Technical Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	210

Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since 1988),
John Hancock Funds II (since 2005) and former Trustee of John Hancock Funds III (2005–2006).

Peter S. Burgess, Born: 1942	2005	210

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant.
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999). Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational
Services Corporation (since 2004). Trustee of John Hancock Trust (since 2005), John Hancock Funds II
(since 2005), and former Trustee of John Hancock Funds III (2005–2006).

Theron S. Hoffman, Born: 1947	2008	210

Chief Executive Officer, T. Hoffman Associates, LLC (since 2003); Director, The Todd Organization
(since 2003); President, Westport Resources Management (2006–2008); Partner/Operating Head &
Senior Managing Director, Putnam Investments (2000–2003); Executive Vice President, Thomson
Corp. (1997–2000) (financial information publishing). Trustee of John Hancock Trust (since 2008) and
John Hancock Funds II (since 2008).

Hassell H. McClellan, Born: 1945	2005	210

Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston
College (since 1984). Trustee of John Hancock Trust (since 2005), John Hancock Funds II (since 2005)
and Trustee of Phoenix Edge Series Funds (since 2008).

James M. Oates, Born: 1946	2005	210

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman, Emerson
Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
Markets, Inc.) (financial services company) (since 1997) (Independent Chairman, 1997–2006). Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services
Corporation (1995–2007); and Connecticut River Bancorp (since 1998); Director of the following
Mutual Funds: Phoenix Mutual Funds (1988–2008); Virtus Funds (since 2008); and Emerson Investment
Management (since 2000). Chairman of the Boards of John Hancock Trust and John Hancock Funds II
(since 2005). Trustee of John Hancock Trust (since 2004), John Hancock Funds II (since 2005) and former
Trustee of John Hancock Funds III (2005–2006).

Annual report | Technical Opportunities Fund	29

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

Steven M. Roberts, Born: 1944	2008	210

Board of Governors Deputy Director Division of Banking Supervision and Regulation, Federal Reserve
System (2005–2008); Partner, KPMG (1987–2004). Trustee of John Hancock Trust (since 2008) and
John Hancock Funds II (since September 2008).

Non-Independent Trustees[2]

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Trust	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle,[3] Born: 1959	2005	210

President, John Hancock Financial Services (since 2010); Chairman and Director, John Hancock Advisers,
LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (until 2010);
Trustee, John Hancock Trust, John Hancock Funds II, and John Hancock retail funds (since 2005).

Grace K. Fey,[4] Born: 1946	2008	210

Chief Executive Officer, Grace Fey Advisors (since 2007); Director & Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of
John Hancock Trust (since 2008) and John Hancock Funds II (since 2008).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by the action of two-thirds of the remaining Trustees or by action of two-thirds of the outstanding Shares of the Trust.

2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined in the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

4 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2009

President
Executive Vice President, John Hancock Financial Services (since 2006); Director, John Hancock
Investment Management Services, LLC, John Hancock Advisers, LLC and John Hancock Funds, LLC
(since 2010); President, John Hancock Trust and John Hancock Funds II (since 2009); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

30	Technical Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Trust
directorships during past 5 years	since

Thomas M. Kinzler, Born: 1955	2009

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Officer,
John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2006); Secretary and
Chief Legal Counsel, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2007); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Select Funds and
MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2009

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Trust, Chief Compliance Officer, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and
Chief Compliance Officer, MFC Global Investment Management (U.S.), LLC (2005–2008).

Michael J. Leary, Born: 1965	2009

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2009); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Assistant
Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (2007–2009);
Vice President and Director of Fund Administration, JP Morgan (2004–2007).

Charles A. Rizzo, Born: 1957	2009

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Chief Financial Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Trust (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Assistant Treasurer,
Goldman Sachs Mutual Fund Complex (2005–2007); Vice President, Goldman Sachs (2005–2007);
Managing Director and Treasurer, Scudder Funds, Deutsche Asset Management (2003–2005).

John G. Vrysen, Born: 1955	2009

Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until
2009); Trustee, John Hancock retail funds (since 2009).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

Annual report | Technical Opportunities Fund	31

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management
James R. Boyle†	Services, LLC
Grace K. Fey†
Charles L. Bardelis*	Subadviser
Peter S. Burgess*	Wellington Management Company, LLC
Theron S. Hoffman
Hassell H. McClellan	Principal distributor
Steven M. Roberts*	John Hancock Funds, LLC

Officers	Custodian
Hugh McHaffie	State Street Bank and Trust Company
President
Transfer agent
Thomas M. Kinzler	John Hancock Signature Services, Inc.
Secretary and Chief Legal Officer
Legal counsel
Francis V. Knox, Jr.	K&L Gates LLP
Chief Compliance Officer
Independent registered
Michael J. Leary	public accounting firm
Treasurer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
John G. Vrysen	companies to affirm that, to the best of their
Chief Operating Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

32	Technical Opportunities Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.	3470A 7/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	9/10

John Hancock
Global High Yield Fund

Annual Report
7.31.10

John Hancock Global High Yield Fund

Table of Contents

Management’s Discussion of Fund Performance	Page 2

A look at performance	Page 3

Your expenses	Page 5

Portfolio Summary	Page 6

Portfolio of Investments	Page 7

Financial Statements	Page 18

Financial Highlights	Page 21

Notes to Financial Statements	Page 24

Trustees and Officers	Page 35

More information	Page 42

1

John Hancock Global High Yield Fund

Management’s Discussion of Fund Performance
By Stone Harbor Investment Partners LP

The positive momentum within risk assets, such as high-yield bonds, that began at the start of 2009 picked up speed in the latter half, leading to significant spread contraction as the U.S. and global economy showed signs of stabilization. Better-than-expected economic indicators, as well as continued monetary and fiscal stimulus out of Washington, buoyed investor sentiment. Constructive earnings and improvement in domestic manufacturing and global production sustained strong inflows into these asset classes at the end of the first quarter of 2010. Yet despite just over a year of strong performance, concerns over the stability of U.S. and global growth led to wider risk premiums. Market focus shifted overseas as developments regarding a sovereign debt crisis in Greece, EU efforts to limit its spread to other European countries and a pullback on Chinese growth challenged the viability of a synchronized global recovery. Tracking equity volatility, a sharp decline across risk assets in May reflected investor unease and uncertainty regarding the negative impact of global events on U.S. growth. High-yield and emerging-markets debt remained resilient during this period of volatility, rallying in July.

From the Fund’s inception on November 2, 2009 through July 31, 2010, John Hancock Global High Yield Fund’s Class A, Class I and Class NAV shares posted total returns of 9.66%, 9.89% and 9.96%, respectively, at net asset value. The Fund’s return compares with the 10.15% return of the Fund’s benchmark, the Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index, the 12.16% return of a blended index – 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan Global EMBI Global Diversified Index – and the 3.75% average return of the world bond funds tracked by Morningstar, Inc. The benefits of holding a large stake in high-yield assets were more than offset by issue selection decisions in sectors such as cable and media and utilities. An underweight allocation to financials also detracted from relative returns. Within the high-yield bond universe, we have focused on mid-quality investments, which, despite strong absolute returns, lagged the broader market indexes until the May-June period of volatility. The Fund’s relative performance was helped by its stake in strong-performing emerging-markets debt, especially by an allocation to Argentina. The country benefited from a debt exchange for previously defaulted bonds, an event that was viewed favorably as the country’s capacity to borrow in the capital markets was restored. Other high beta (higher volatility) credits such as Ukraine also outperformed. As evidence of a global economic turnaround became more entrenched, we increased the portfolio’s exposure to local currency debt in Brazil, Colombia and Mexico, which also boosted performance.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results. The major factors in this Fund's performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund's average maturity will make it more sensitive to interest-rate risk. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Higher-yielding bonds are riskier than lower-yielding bonds, and their value may fluctuate more in response to market conditions. The Fund may not be appropriate for all investors. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

2

A look at Performance

Global High Yield Fund

For the period ended July 31, 2010

	Average annual total return (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
Class	1-year	5-year	10-year	Inception[1]	1-year	5-year	10-year	Inception[1]

A	-	-	-	4.14%	-	-	-	4.14%

I2	-	-	-	9.89%	-	-	-	9.89%

NAV[2]	-	-	-	9.96%	-	-	-	9.96%

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 10 31 10. The net expenses are as follows: Class A – 1.30% and Class I  1.00%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A – 1.58% and Class I – 1.10%. For Class NAV, the net expenses equal the gross expenses and are 0.95%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 11 2 09.

2 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

3

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Global High Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

I1,2	11-2-09	$10,989	$10,989	$11,015	$11,216

NAV[1,2]	11-2-09	10,996	10,996	11,015	11,216

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class I and Class NAV shares, respectively, as of 7-31-10.

Bank of America/Merrill Lynch Global High Yield and Emerging Markets Plus Index — Index 1 — tracks the performance of the below and border-line investment grade global debt markets denominated in the major developed market currencies.

50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan Global EMBI Global Diversified Index — Index 2 — is comprised of 50% JPMorgan Global EMBI Global Diversified Index and 50% Bank of America Merrill Lynch High Yield Master II Constrained Index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 No contingent deferred sales charges applicable.

2 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

3 Index as closest month end to inception date.

Annual report | Global High Yield Fund
4

Global High Yield Fund

Your Expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses which include management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on February 1, 2010, with the same investment held until July 31, 2010.

	Account value	Ending value	Expenses paid during
	on 2-1-10	on 7-31-10	period ended 7-31-10[1]

Class A	$1,000.00	$1,096.60	$6.76

Class I	1,000.00	1,098.90	5.20

Class NAV	1,000.00	1,099.60	4.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at July 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on February 1, 2010, with the same investment held until July 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 2-1-10	on 7-31-10	period ended 7-31-10[1]

Class A	$1,000.00	$1,018.30	$6.51

Class I	1,000.00	1,019.80	5.01

Class NAV	1,000.00	1,020.20	4.66

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.30%, 1.00% and 0.93% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

Global High Yield Fund

Portfolio Summary
Percentage of
Portfolio Composition[1]	Net Assets
Corporate Bonds	58%
Foreign Government Obligations[3]	32%
Structured Notes	3%
Short-Term Investments & Other	7%

Percentage of
Sector Composition[1,2]	Net Assets
Foreign Government	32%
Consumer Discretionary	14%
Energy	12%
Financials	8%
Telecommunication Services	7%
Industrials	6%
Health Care	5%
Materials	4%
Consumer Staples	3%
Utilities	3%
Information Technology	2%
Short-Term Investments & Other	4%

Percentage of
Top Five Countries[1]	Net Assets
United States	53%
Brazil	5%
Venezuela	4%
Mexico	3%
Russia	3%

1 As a percentage of net assets on 7-31-10.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 Typically, sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default, however, sovereign debt of developed counties may also present these risks. For further details, see the Fund’s Prospectuses and Statement of Additional Information.

6

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 57.61%				$157,109,473

(Cost $152,740,509)

Argentina 0.11%				287,323

IRSA Inversiones y Representaciones SA (S)	11.500%	07/20/20	$284,000	287,323

Bermuda 0.87%				2,368,710

Digicel Group, Ltd., PIK (S)	9.125	01/15/15	171,000	172,710
Intelsat Jackson Holdings SA	11.250	06/15/16	1,200,000	1,296,000
Petroplus Finance, Ltd. (S)	9.375	09/15/19	1,000,000	900,000

Brazil 0.33%				901,493

BM&FBovespa SA (S)	5.500	07/16/20	875,000	901,493

Canada 0.97%				2,653,250

Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	250,000	257,500
Nova Chemicals Corp.	8.375	11/01/16	1,000,000	1,023,750
Videotron Ltee	9.125	04/15/18	1,225,000	1,372,000

Cayman Islands 0.29%				788,828

Offshore Group Investments, Ltd. (S)	11.500	08/01/15	75,000	74,625
Pemex Finance, Ltd.	9.150	11/15/18	520,000	655,174
Petrobras International Finance Company	7.875	03/15/19	49,000	59,029
Chile 0.23%				638,893

Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36	255,000	288,484
Corporacion Nacional del Cobre de Chile	7.500	01/15/19	280,000	350,409

Germany 0.20%				536,812

Unitymedia Hessen GmbH & Company KG/Unitymedia NRW
GmbH (S)	8.125	12/01/17	525,000	536,812

Luxembourg 0.56%				1,519,566

CSN Resources SA (S)	6.500	07/21/20	398,000	401,980
MHP SA	10.250	04/29/15	102,000	104,407
Wind Acquisition Finance SA (S)	11.750	07/15/17	600,000	637,500
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	401,796	375,679

Malaysia 1.73%				4,728,658

Petronas Capital, Ltd.	7.875	05/22/22	3,645,000	4,728,658

Marshall Islands 0.33%				904,625

General Maritime Corp.	12.000	11/15/17	650,000	684,125
Navios Maritime Holdings, Inc.	9.500	12/15/14	225,000	220,500

Mexico 0.08%				214,075

Axtel SAB de CV (S)	7.625	02/01/17	38,000	34,010
Axtel SAB de CV	9.000	09/22/19	187,000	169,235
Hipotecaria Su Casita SA de CV (S)	8.500	10/04/16	14,000	7,980
Hipotecaria Su Casita SA de CV	8.500	10/04/16	5,000	2,850

Netherlands 0.81%				2,199,021

Indo Integrated Energy II BV	9.750	11/05/16	102,000	109,905
Indosat Palapa Company BV (S)	7.375	07/29/20	136,000	142,120
KazMunaiGaz Finance Sub BV (S)	7.000	05/05/20	325,000	350,188
KazMunaiGaz Finance Sub BV (S)	9.125	07/02/18	435,000	526,698

7

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Netherlands (continued)

Myriad International Holding BV (S)	6.375%	07/28/17	$304,000	$312,360
NXP BV/NXP Funding LLC	9.500	10/15/15	425,000	416,500
NXP BV/NXP Funding LLC (S)	9.750	08/01/18	325,000	341,250

Spain 0.16%				438,878

Cemex Espana Luxembourg (S)	9.250	05/12/20	201,000	180,398
Cemex Espana Luxembourg	9.250	05/12/20	288,000	258,480

Tunisia 0.33%				905,501

Banque Centrale de Tunisie	7.375	04/25/12	680,000	742,900
Banque Centrale de Tunisie, EMTN (EUR) (Q)	6.250	02/20/13	115,000	162,601

Turkey 0.31%				834,608

Akbank TAS (S)	5.125	07/22/15	$836,000	$834,608

United Arab Emirates 0.09%				251,569

DP World, Ltd.	6.850	07/02/37	300,000	251,569

United Kingdom 0.79%				2,148,250

Vedanta Resources PLC (S)	9.500	07/18/18	575,000	632,500
Virgin Media Finance PLC	8.375	10/15/19	825,000	895,125
Virgin Media Finance PLC	9.125	08/15/16	525,000	564,375
Virgin Media Finance PLC	9.500	08/15/16	50,000	56,250

United States 48.19%				131,432,208

AES Corp.	8.000	06/01/20	100,000	105,875
Alere, Inc.	9.000	05/15/16	350,000	355,250
Allison Transmission, Inc. (S)	11.000	11/01/15	325,000	349,375
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	100,000	107,500
Ally Financial, Inc.	8.000	11/01/31	775,000	756,594
AMC Entertainment, Inc.	8.000	03/01/14	950,000	950,000
AMC Entertainment, Inc.	8.750	06/01/19	525,000	551,250
American Renal Holdings (S)	8.375	05/15/18	325,000	330,281
American Residential Services LLC (S)	12.000	04/15/15	400,000	403,000
American Tire Distributors, Inc. (S)	9.750	06/01/17	675,000	703,687
Ameristar Casinos, Inc.	9.250	06/01/14	575,000	613,812
ARAMARK Corp.	8.500	02/01/15	1,400,000	1,447,250
Arch Coal, Inc. (S)	8.750	08/01/16	325,000	348,562
Arch Western Finance LLC	6.750	07/01/13	500,000	502,500
Ashland, Inc. (S)	9.125	06/01/17	300,000	340,875
Atlantic Broadband Finance LLC	9.375	01/15/14	525,000	530,250
Atlas Pipeline Partners LP	8.750	06/15/18	775,000	771,125
B&G Foods, Inc.	7.625	01/15/18	250,000	258,438
Belo Corp.	8.000	11/15/16	1,375,000	1,448,906
Boise Paper Holdings LLC/Boise Company	8.000	04/01/20	350,000	362,250
Bristow Group, Inc.	6.125	06/15/13	775,000	776,937
BWAY Holding Company (S)	10.000	06/15/18	350,000	371,000
Cablevision Systems Corp. (S)	8.625	09/15/17	850,000	912,687
Calpine Corp. (S)	7.875	07/31/20	850,000	858,500
Case New Holland, Inc. (S)	7.875	12/01/17	725,000	759,437
CB Richard Ellis Services, Inc.	11.625	06/15/17	575,000	651,187
CCO Holdings LLC/CCO Holdings Capital Corp. (S)	7.875	04/30/18	150,000	157,125
Central Garden and Pet Company	8.250	03/01/18	350,000	355,250
Cenveo Corp.	7.875	12/01/13	750,000	731,250

8

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

United States (continued)

Cenveo Corp.	8.875%	02/01/18	$400,000	$378,000
Cequel Communications Holdings I LLC/Cequel Capital
Corp. (S)	8.625	11/15/17	775,000	790,500
Cincinnati Bell, Inc.	8.250	10/15/17	675,000	668,250
Cinemark USA, Inc.	8.625	06/15/19	700,000	728,000
Citizens Communications Company	9.000	08/15/31	1,325,000	1,358,125
Claire's Stores, Inc., PIK	9.625	06/01/15	920,392	791,537
Clean Harbors, Inc.	7.625	08/15/16	750,000	774,375
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp (S)	8.500	12/15/19	675,000	708,750
Community Health Systems, Inc.	8.875	07/15/15	1,250,000	1,309,375
Complete Production Services, Inc.	8.000	12/15/16	725,000	734,062
Consol Energy, Inc. (S)	8.000	04/01/17	425,000	451,562
Consol Energy, Inc. (S)	8.250	04/01/20	275,000	295,625
Constellation Brands, Inc.	7.250	09/01/16	1,625,000	1,694,062
Copano Energy LLC	8.125	03/01/16	100,000	102,500
Corrections Corp. of America	6.750	01/31/14	400,000	410,000
Corrections Corp. of America	7.750	06/01/17	1,425,000	1,521,187
Cott Beverages, Inc. (S)	8.375	11/15/17	675,000	698,625
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875	02/15/18	325,000	339,625
Crown Americas LLC (S)	7.625	05/15/17	650,000	689,000
Crown Castle International Corp.	7.125	11/01/19	400,000	415,000
Crown Castle International Corp.	9.000	01/15/15	950,000	1,040,250
CSC Holdings LLC	8.500	04/15/14	1,075,000	1,161,000
DaVita, Inc.	7.250	03/15/15	1,450,000	1,488,062
Dean Foods Company	6.900	10/15/17	700,000	646,625
Dean Foods Company	7.000	06/01/16	125,000	119,688
Del Monte Corp.	7.500	10/15/19	650,000	684,937
Deluxe Corp.	5.125	10/01/14	425,000	399,500
DISH DBS Corp.	7.000	10/01/13	925,000	962,000
DISH DBS Corp.	7.875	09/01/19	450,000	478,125
Dole Food Company, Inc. (S)	8.000	10/01/16	1,275,000	1,319,625
Dole Food Company, Inc.	8.750	07/15/13	50,000	52,625
Drummond Company, Inc.	7.375	02/15/16	700,000	700,000
Dynegy Holdings, Inc.	7.750	06/01/19	1,900,000	1,330,000
E*Trade Financial Corp., PIK	12.500	11/30/17	600,000	675,000
Edison Mission Energy	7.000	05/15/17	875,000	595,000
Edison Mission Energy	7.750	06/15/16	850,000	605,625
Education Management LLC/Education Management
Finance Corp.	8.750	06/01/14	725,000	720,469
El Paso Corp.	7.000	06/15/17	600,000	627,839
El Paso Corp.	7.250	06/01/18	750,000	795,340
El Paso Corp.	7.800	08/01/31	100,000	100,163
Elizabeth Arden, Inc.	7.750	01/15/14	650,000	651,625
Encore Acquisition Company	9.500	05/01/16	650,000	711,750
Express LLC/Express Finance Corp. (S)	8.750	03/01/18	325,000	338,000
FGI Holding Company, Inc., PIK (S)	11.250	10/01/15	200,000	198,500
Fidelity National Information Services, Inc. (S)	7.625	07/15/17	225,000	234,000
Ford Motor Credit Company LLC	8.700	10/01/14	2,925,000	3,162,697
Forest Oil Corp.	7.250	06/15/19	700,000	708,750
Fox Acquisition Sub LLC (S)	13.375	07/15/16	350,000	348,250
Freedom Group, Inc. (S)	10.250	08/01/15	625,000	660,156
GCI, Inc.	8.625	11/15/19	400,000	414,000

9

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

United States (continued)

Georgia-Pacific LLC (S)	8.250%	05/01/16	$700,000	$759,500
Goodman Global Group, Inc. (S)	Zero	12/15/14	600,000	375,000
Graphic Packaging International, Inc. (S)	9.500	06/15/17	1,325,000	1,417,750
Greif, Inc.	6.750	02/01/17	675,000	691,875
GXS Worldwide, Inc. (S)	9.750	06/15/15	700,000	672,000
HCA, Inc.	6.750	07/15/13	1,050,000	1,060,500
HCA, Inc.	9.250	11/15/16	1,400,000	1,512,000
Healthsouth Corp.	8.125	02/15/20	825,000	837,375
Hercules Offshore, Inc. (S)	10.500	10/15/17	750,000	671,250
Hornbeck Offshore Services, Inc.	6.125	12/01/14	650,000	583,375
Host Hotels & Resorts LP	6.375	03/15/15	800,000	806,000
Hughes Network Systems LLC	9.500	04/15/14	650,000	676,000
IASIS Healthcare LLC	8.750	06/15/14	725,000	743,125
Inergy LP	8.250	03/01/16	750,000	787,500
Inergy LP	8.750	03/01/15	25,000	26,563
Insight Communications Company, Inc. (S)	9.375	07/15/18	250,000	264,375
Inverness Medical Innovations, Inc.	7.875	02/01/16	725,000	725,000
Iron Mountain, Inc.	7.750	01/15/15	1,250,000	1,262,500
Iron Mountain, Inc.	8.375	08/15/21	75,000	79,688
Isle of Capri Casinos, Inc.	7.000	03/01/14	475,000	435,812
ITC Deltacom, Inc.	10.500	04/01/16	500,000	492,500
Jarden Corp.	7.500	01/15/20	275,000	280,500
Koppers, Inc.	7.875	12/01/19	650,000	672,750
Lamar Media Corp., Series D	6.625	08/15/15	825,000	812,625
LBI Escrow Corp. (S)	8.000	11/01/17	175,000	183,969
Level 3 Financing, Inc.	10.000	02/01/18	1,475,000	1,344,094
Levi Strauss & Company	8.875	04/01/16	750,000	787,500
Libbey Glass, Inc. (S)	10.000	02/15/15	100,000	106,500
Limited Brands, Inc.	7.000	05/01/20	1,300,000	1,342,250
MacDermid, Inc. (S)	9.500	04/15/17	425,000	435,625
Mariner Energy, Inc.	8.000	05/15/17	725,000	797,500
MarkWest Energy Partners LP	8.750	04/15/18	625,000	672,656
MarkWest Energy Partners LP, Series B	6.875	11/01/14	400,000	402,000
Maxim Crane Works LP (S)	12.250	04/15/15	200,000	187,000
MetroPCS Wireless, Inc.	9.250	11/01/14	800,000	836,000
MGM Resorts International	6.750	09/01/12	550,000	518,375
MGM Resorts International	6.750	04/01/13	125,000	114,375
MGM Resorts International (S)	9.000	03/15/20	600,000	630,000
Michael Foods, Inc. (S)	9.750	07/15/18	275,000	288,750
Michaels Stores, Inc.	11.375	11/01/16	1,225,000	1,313,812
Mirant Americas Generation LLC	9.125	05/01/31	100,000	94,000
Mylan, Inc. (S)	7.625	07/15/17	475,000	504,687
Nalco Company	8.875	11/15/13	750,000	767,812
NetFlix, Inc.	8.500	11/15/17	425,000	461,125
New Albertsons, Inc.	8.000	05/01/31	1,700,000	1,470,500
Newfield Exploration Company	6.875	02/01/20	700,000	728,000
NewMarket Corp.	7.125	12/15/16	400,000	402,000
Nextel Communications, Inc.	7.375	08/01/15	1,425,000	1,410,750
NFR Energy LLC/NFR Energy Finance Corp. (S)	9.750	02/15/17	450,000	459,000
Niska Gas Storage US LLC (S)	8.875	03/15/18	700,000	735,000
Norcraft Companies LP/Norcraft Finance Corp.	10.500	12/15/15	700,000	735,000

10

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

United States (continued)

NRG Energy, Inc.	7.375%	02/01/16	$1,125,000	$1,147,500
NRG Energy, Inc.	8.500	06/15/19	1,075,000	1,128,750
Owens-Illinois, Inc.	7.800	05/15/18	1,350,000	1,454,625
Peabody Energy Corp.	7.375	11/01/16	750,000	817,500
Penn National Gaming, Inc.	6.750	03/01/15	700,000	700,875
Penn Virginia Corp.	10.375	06/15/16	650,000	715,000
Penn Virginia Resource Partners LP	8.250	04/15/18	350,000	355,250
Phillips-Van Heusen Corp.	7.375	05/15/20	250,000	260,625
Photronics, Inc.	5.500	10/01/14	15,000	17,232
Pinnacle Entertainment, Inc.	8.625	08/01/17	1,300,000	1,358,500
Pinnacle Foods Finance LLC (S)	9.250	04/01/15	375,000	387,656
Pinnacle Foods Finance LLC	10.625	04/01/17	650,000	693,875
Pioneer Natural Resources Company	6.875	05/01/18	775,000	808,663
Plains Exploration & Production Company	7.625	06/01/18	300,000	304,500
Plains Exploration & Production Company	7.625	04/01/20	375,000	379,687
Provident Funding Associates (S)	10.250	04/15/17	650,000	663,000
Psychiatric Solutions, Inc.	7.750	07/15/15	400,000	413,500
Psychiatric Solutions, Inc., Series 1	7.750	07/15/15	225,000	232,313
Quicksilver Resources, Inc.	8.250	08/01/15	400,000	415,000
Quiksilver, Inc.	6.875	04/15/15	625,000	587,500
QVC, Inc. (S)	7.500	10/01/19	650,000	669,500
Qwest Corp.	7.125	11/15/43	1,975,000	1,836,750
Qwest Corp.	8.375	05/01/16	1,150,000	1,308,125
Radiation Therapy Services, Inc. (S)	9.875	04/15/17	725,000	719,562
Radio One, Inc.	6.375	02/15/13	900,000	751,500
RBS Global, Inc./Rexnord LLC (S)	8.500	05/01/18	1,650,000	1,666,500
Regal Cinemas Corp.	8.625	07/15/19	650,000	672,750
Regency Energy Partners LP (S)	9.375	06/01/16	575,000	626,750
Reynolds Group Issuer, Inc. (S)	7.750	10/15/16	675,000	705,375
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	775,000	796,312
Sabine Pass LNG LP	7.250	11/30/13	400,000	373,000
Sabine Pass LNG LP	7.500	11/30/16	600,000	522,000
SandRidge Energy, Inc. (S)	8.750	01/15/20	300,000	306,000
SandRidge Energy, Inc., PIK	8.625	04/01/15	950,000	957,125
SBA Telecommunications, Inc.	8.000	08/15/16	650,000	698,750
Seneca Gaming Corp.	7.250	05/01/12	650,000	640,250
Sensus USA, Inc.	8.625	12/15/13	250,000	248,438
Sinclair Broadcast Group, Inc.	8.000	03/15/12	675,000	672,469
Sinclair Television Group, Inc. (S)	9.250	11/01/17	50,000	52,250
Smithfield Foods, Inc. (S)	10.000	07/15/14	725,000	810,187
Sprint Capital Corp.	8.750	03/15/32	1,075,000	1,089,781
SSI Investments II/SSI Company-Issuer LLC (S)	11.125	06/01/18	625,000	657,031
Stallion Oilfield Holdings, Ltd. (S)	10.500	02/15/15	50,000	49,250
Starwood Hotels & Resorts Worldwide, Inc.	7.150	12/01/19	575,000	598,000
Surgical Care Affiliates, Inc. (S)	10.000	07/15/17	500,000	501,250
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	250,000	249,375
Terex Corp.	8.000	11/15/17	175,000	169,750
The AES Corp.	9.750	04/15/16	1,250,000	1,403,125
The Geo Group, Inc. (S)	7.750	10/15/17	670,000	691,775
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	510,000
The Neiman Marcus Group, Inc.	10.375	10/15/15	325,000	338,813
The Neiman Marcus Group, Inc., PIK	9.000	10/15/15	500,000	511,875
The ServiceMaster Company	7.450	08/15/27	375,000	282,187

11

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

United States (continued)

The ServiceMaster Company, PIK (S)	10.750%	07/15/15	$425,000	$445,719
Toys R Us Property Company LLC	10.750	07/15/17	950,000	1,072,312
Trans Union LLC/TransUnion Financing Corp. (S)	11.375	06/15/18	300,000	321,750
TransDigm, Inc.	7.750	07/15/14	650,000	669,500
Triumph Group, Inc. (S)	8.625	07/15/18	575,000	600,875
TRW Automotive, Inc. (S)	8.875	12/01/17	450,000	479,250
United Surgical Partners International, Inc., PIK	9.250	05/01/17	450,000	463,500
Vanguard Health Holding Company II LLC	8.000	02/01/18	1,575,000	1,575,000
Windstream Corp.	7.875	11/01/17	275,000	279,813
Windstream Corp.	8.625	08/01/16	550,000	573,375
Wynn Las Vegas LLC (S)	7.875	11/01/17	675,000	690,187
Xerox Capital Trust I	8.000	02/01/27	1,350,000	1,361,814

Venezuela 1.23%				3,357,205

Petroleos de Venezuela SA	4.900	10/28/14	325,000	203,450
Petroleos de Venezuela SA	5.250	04/12/17	2,581,000	1,561,505
Petroleos de Venezuela SA	5.375	04/12/27	3,300,000	1,592,250

Foreign Government Obligations 32.41%				$88,395,802

(Cost $83,180,662)

Argentina 1.28%				3,494,706

Republic of Argentina
Bond	Zero	12/15/35	6,004,884	594,484
Bond (P)	0.389	08/03/12	1,000,000	230,000
Bond (ARS) (P)(Q)	6.403	12/31/33	631,614	185,910
Bond	8.280	12/31/33	$1,514,858	$1,147,505
Bond	8.750	06/02/17	327,283	306,664
Note	7.000	10/03/15	633,000	553,875
Note (EUR) (P)(Q)	7.572	12/31/33	557,126	476,268

Brazil 2.82%				7,677,788

Federative Republic of Brazil
Bond	4.875	01/22/21	$1,116,000	$1,155,060
Bond	7.125	01/20/37	655,000	812,200
Bond	8.875	10/14/19	370,000	499,500
Bond	11.000	08/17/40	1,465,000	1,998,260
Note	5.875	01/15/19	248,000	280,736
Note	8.000	01/15/18	50,000	59,300
Note	8.750	02/04/25	1,461,000	2,038,095
Notas do Tesouro Nacional, Series F
Note (BRL) (Q)	10.000	01/01/21	1,650,000	834,637

Colombia 2.72%				7,420,065

Republic of Colombia
Bond	7.375	01/27/17	$980,000	$1,173,550
Bond	7.375	09/18/37	2,655,000	3,305,475
Bond	11.750	02/25/20	145,000	221,488
Bond (COP) (Q)	9.850	06/28/27	717,000,000	517,417
Santa Fe de Bogota DC (COP) (Q)	9.750	07/26/28	3,235,000,000	2,202,135

12

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Croatia 0.21%				$574,943

Republic of Croatia (S)	6.625%	07/14/20	$536,000	574,943

El Salvador 0.59%				1,620,825

Republic of El Salvador
Bond	7.375	12/01/19	995,000	1,079,575
Bond	8.250	04/10/32	500,000	541,250

Indonesia 1.68%				4,574,793

Republic of Indonesia
Bond	6.875	03/09/17	1,435,000	1,675,248
Bond	7.750	01/17/38	270,000	348,570
Note	11.625	03/04/19	1,695,000	2,550,975

Iraq 1.27%				3,463,200

Republic of Iraq	5.800	01/15/28	4,160,000	3,463,200

Malaysia 0.80%				2,181,753

Government of Malaysia
Bond (MYR) (Q)	3.741	02/27/15	3,430,000	1,090,955
Bond (MYR) (Q)	3.835	08/12/15	3,420,000	1,090,798

Mexico 3.42%				9,326,459

Government of Mexico
Bond (MXN) (Q)	8.000	12/17/15	18,100,000	1,558,487
Bond (MXN) (Q)	8.000	06/11/20	8,420,000	737,199
Bond	8.000	09/24/22	$170,000	$226,525
Note	5.950	03/19/19	972,000	1,097,388
Note	6.625	03/03/15	1,311,000	1,507,650
Note	6.750	09/27/34	110,000	130,900
Note	7.500	04/08/33	3,166,000	4,068,310

Pakistan 0.11%				311,821

Islamic Republic of Pakistan	7.125	03/31/16	325,000	311,821

Panama 1.51%				4,105,475

Republic of Panama
Bond	5.200	01/30/20	1,795,000	1,920,650
Bond	7.250	03/15/15	1,680,000	1,967,700
Bond	9.375	04/01/29	150,000	217,125

Peru 1.42%				3,876,791

Republic of Peru
Bond (PEN) (Q)	2.774	08/12/20	690,000	282,421
Bond	6.550	03/14/37	$357,000	$414,120
Bond	7.350	07/21/25	1,085,000	1,356,250
Bond	8.750	11/21/33	1,280,000	1,824,000

Philippines 2.50%				6,816,850

Republic of Philippines
Bond	6.375	01/15/32	215,000	235,425
Bond	7.750	01/14/31	3,850,000	4,774,000

13

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Philippines (continued)

Bond	9.375%	01/18/17	$1,385,000	$1,807,425

Poland 0.96%				2,627,175

Republic of Poland	6.375	07/15/19	2,315,000	2,627,175

Qatar 0.62%				1,692,000

Government of Qatar (S)	5.250	01/20/20	1,600,000	1,692,000

Russia 3.03%				8,255,302

Government of Russia
Eurobond	3.625	04/29/15	455,000	452,725
Eurobond (S)	5.000	04/29/20	500,000	503,750
Eurobond	7.500	03/31/30	6,293,720	7,298,827

South Africa 0.67%				1,827,512

Republic of South Africa
Bond (ZAR) (Q)	7.500	01/15/14	2,080,000	284,536
Bond (ZAR) (Q)	8.000	12/21/18	2,175,000	294,526
Note	6.500	06/02/14	$250,000	$281,875
Note	6.875	05/27/19	820,000	966,575

South Korea 0.26%				710,529

Republic of Korea	7.125	04/16/19	585,000	710,529

Turkey 0.97%				2,648,412

Republic of Turkey
Note	7.250	03/15/15	1,130,000	1,300,912
Note	7.250	03/05/38	195,000	219,375
Note	7.500	11/07/19	950,000	1,128,125

Ukraine 1.36%				3,719,721

Republic of Ukraine
Bond (JPY) (Q)	3.200	12/19/10	210,000,000	2,397,743
Bond	6.875	03/04/11	$685,000	$691,918
Bond	7.650	06/11/13	600,000	630,060

Uruguay 1.22%				3,322,150

Republic of Uruguay
Bond	7.625	03/21/36	380,000	460,750
Note	8.000	11/18/22	2,280,000	2,861,400

Venezuela 2.99%				8,147,532

Republic of Venezuela
Bond	5.750	02/26/16	85,000	58,225
Bond	7.000	12/01/18	75,000	48,375
Bond	7.650	04/21/25	265,000	161,650
Bond	8.250	10/13/24	610,000	392,535
Bond	8.500	10/08/14	1,461,000	1,190,715
Bond	9.000	05/07/23	1,788,000	1,229,250
Bond	9.250	05/07/28	2,685,000	1,819,087
Bond	13.625	08/15/18	810,000	747,225
Note (P)	1.513	04/20/11	2,646,000	2,500,470

14

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Structured Notes (K) 3.31%				$9,025,129
(Cost $8,403,590)

Brazil 2.15%				5,849,113

Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL)(Q)	10.000%	05/11/11	1,400,000	706,536
Notas do Tesouro Nacional (HSBC Bank USA)
Note (BRL) (Q)	10.000	01/01/17	8,450,000	4,456,900
Notas do Tesouro Nacional (JPMorgan Chase Bank)
Bond (BRL) (Q)	10.000	12/07/10	1,300,000	685,677

Indonesia 0.97%				2,650,508

Federative Republic of Brazil (JPMorgan Chase & Company)
Note (IDR) (Q)	12.800	06/11/21	9,200,000,000	1,360,595
Republic of Indonesia (Barclays Bank PLC, EMTN)
Note (IDR) (Q)	12.800	06/17/21	3,600,000,000	534,559
Note (IDR) (Q)	11.500	09/18/19	2,000,000,000	272,604
Republic of Indonesia (Citigroup Funding, Inc.)
Bond (IDR) (Q)	11.000	11/15/20	3,600,000,000	482,750

Russia 0.19%				525,508

Government of Russia (Barclays Bank PLC)
Bond (RUB) (Q)	11.200	12/17/14	13,500,000	525,508

Convertible Bonds 1.25%				$3,413,712
(Cost $3,414,134)

Cayman Islands 0.03%				92,863

Transocean, Inc., Series A	1.625	12/15/37	$95,000	92,863

Jersey, C.I. 0.28%				755,475

Aldar Funding, Ltd.	5.767	11/10/11	537,000	516,862
Shire PLC	2.750	05/09/14	240,000	238,613

Singapore 0.17%				458,434

Enercoal Resources Pte, Ltd.	5.000	11/25/16	100,000	94,951
Enercoal Resources Pte, Ltd.	9.250	08/05/14	400,000	363,483

United States 0.77%				2,106,940

Alcatel-Lucent USA, Inc.	2.875	06/15/25	170,000	150,663
Amgen, Inc.	0.125	02/01/11	65,000	64,513
CommScope, Inc.	3.250	07/01/15	115,000	116,006
Comtech Telecommunications Corp. (S)	3.000	05/01/29	220,000	204,600
FTI Consulting, Inc.	3.750	07/15/12	50,000	62,688
Gilead Sciences, Inc.	0.500	05/01/11	235,000	238,525
Gilead Sciences, Inc. (S)	1.000	05/01/14	90,000	89,709
Life Technologies Corp.	3.250	06/15/25	290,000	308,850
Micron Technology, Inc.	1.875	06/01/14	180,000	156,150
ON Semiconductor Corp.	1.875	12/15/25	27,000	31,016
ON Semiconductor Corp., Series B	Zero	04/15/24	105,000	101,588
ON Semiconductor Corp.	2.625	12/15/26	27,000	26,393
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	140,000	133,175

15

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

		Maturity
	Rate	date	Par value	Value
United States (continued)

PDL BioPharma, Inc.	2.000%	02/15/12	$70,000	$68,075
Smithfield Foods, Inc.	4.000	06/30/13	90,000	86,963
Symantec Corp.	0.750	06/15/11	115,000	114,138
Tyson Foods, Inc.	3.250	10/15/13	50,000	61,063
Xilinx, Inc.	3.125	03/15/37	94,000	92,825

Term Loans (M) 1.11%				$3,023,740
(Cost $3,023,686)

United States 1.11%				3,023,740

American General Finance Corp.	7.300	04/21/15	325,000	320,430
Harrah's Operating Company, Inc.	3.500	01/28/15	825,000	706,819
Ocwen Financial Corp.	1.000	07/28/15	650,000	650,000
Texas Competitive Electric Holdings Company LLC	4.000	10/10/14	1,736,607	1,346,491

			Shares	Value

Preferred Stocks 0.13%				$358,808

(Cost $358,909)

United States 0.13%				358,808

Apache Corp., Series D, 6.000% (I)			100	5,434
Archer-Daniels-Midland Company, 6.250%			3,000	115,230
El Paso Corp., 4.990%			77	82,144
Wells Fargo & Company, 7.500%			160	156,000

Short-Term Investments 2.46%				$6,708,674

(Cost $6,708,674)

	Yield*			Value
United States 2.46%				6,708,674

State Street Institutional Reserves Fund	0.2701%		6,708,674	6,708,674

Total investments (Cost $257,830,164)† 98.28%				$268,035,338

Other assets and liabilities, net 1.72%				$4,677,594

Total net assets 100.00%				$272,712,932

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Currency abbreviations

ARS – Argentine Peso

BRL - Brazilian Real

COP - Colombian Peso

EUR - Euro

IDR - Indonesian Rupiah

16

Global High Yield Fund
Portfolio of Investments
As of July 31, 2010

Currency abbreviations (continued)

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN – Peruvian Nuevo Sol

RUB – Russian Ruble

ZAR - South African Rand

Abbreviations

EMTN European Medium Term Note

PIK	Paid In Kind

Notes to Portfolio of Investments

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $40,843,852 or 14.98% of the Fund's net assets as of 7-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $258,350,806. Net unrealized appreciation aggregated $9,684,532, of which $11,127,643 related to appreciated investment securities and $1,443,111 related to depreciated investment securities.

The Fund had the following sector composition as of 7-31-10 (as a percentage of total net assets):

Foreign Government	32%
Consumer Discretionary	14%
Energy	12%
Financials	9%
Telecommunication Services	7%
Industrials	5%
Health Care	5%
Materials	4%
Consumer Staples	3%
Utilities	3%
Information Technology	2%
Short-Term Investments & Other	4%

17

Global High Yield Fund
Statement of Assets and Liabilities — July 31, 2010

Assets

Investments, at value (Cost $257,830,164)	$268,035,338
Foreign currency, at value (Cost $45,319)	45,789
Receivable for investments sold	3,517,387
Receivable for forward foreign currency
exchange contracts (Note 3)	639
Receivable for fund shares sold	26,878
Dividends and interest receivable	4,719,983

Total assets	276,346,014

Liabilities

Payable for investments purchased	3,475,741
Payable for forward foreign currency exchange
contracts (Note 3)	51,267
Distributions payable	297
Payable to affiliates
Accounting and legal services fees	4,052
Transfer agent fees	6
Trustees' fees	17
Other liabilities and accrued expenses	101,702

Total liabilities	3,633,082

Net assets

Capital paid-in	$260,665,450
Undistributed net investment income	66,461
Accumulated net realized gain on investments
and foreign currency transactions	1,823,956
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign
currencies	10,157,065

Net assets	$272,712,932

Net asset value per share

Based on net asset values and shares
outstanding - the Fund has an unlimited
number of shares authorized with no par value
Class A ($26,182 ÷ 2,500 shares)	$10.47
Class I ($26,182 ÷ 2,500 shares)	$10.47
Class NAV ($272,660,568 ÷ 26,035,347 shares)	$10.47

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[1]	$11.02

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.
18

Global High Yield Fund
Statement of Operations — July 31, 20101

Investment income

Interest	$13,238,350
Less foreign taxes withheld	(7,682)
Total investment income	13,230,668

Expenses

Investment management fees (Note 5)	1,464,932
Distribution and service fees (Note 5)	56
Accounting and legal services fees (Note 5)	32,148
Transfer agent fees (Note 5)	98
Trustees' fees (Note 5)	2,555
Professional fees	50,025
Custodian fees	107,292
Registration and filing fees	5,825
Other	4,428

Total expenses before reductions and
amounts recaptured	1,667,359
Net expense reductions and amounts
recaptured (Note 5)	(2,125)

Total expenses	1,665,234

Net investment income	11,565,434

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	2,524,092
Foreign currency transactions	(89,349)
2,434,743

Change in net unrealized appreciation
(depreciation) of
Investments	10,205,174
Translation of assets and liabilities in foreign
currencies	(48,109)
10,157,065

Net realized and unrealized gain	12,591,808

Increase in net assets from operations	$24,157,242

1 Period from 11-2-09 (inception date) to 7-31-10.

The accompanying notes are an integral part of the financial statements.
19

Global High Yield Fund
Statements of Changes in Net Assets

Period
ended
7/31/10[1]
Increase (decrease) in net assets

From operations
Net investment income	$11,565,434
Net realized gain	2,434,743
Change in net unrealized appreciation
(depreciation)	10,157,065
Increase in net assets resulting from
operations	24,157,242

Distributions to shareholders
From net investment income
Class A	(1,177)
Class I	(1,231)
Class NAV	(12,107,371)

Total distributions	(12,109,779)

From Fund share transactions (Note 6)	260,665,469

Total increase	272,712,932

Net assets

Beginning of period	—
End of period	$272,712,932

Undistributed net investment income	$66,461

1 Period from 11-2-09 (inception date) to 7-31-10.

The accompanying notes are an integral part of the financial statements.
20

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
7/31/2010[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.45
Net realized and unrealized gain on investments	0.49

Total from investment operations	0.94

Less distributions
From net investment income	(0.47)

Total distributions	(0.47)

Net asset value, end of period	$10.47

Total return (%)[3,4]	9.66[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$26
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts
recaptured	1.34[6]
Expenses including reductions and amounts
recaptured	1.30[6]
Net investment income	5.97[6]
Portfolio turnover (%)	49

1 Period from 11-2-09 (inception date) to 7-31-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.

The accompanying notes are an integral part of the financial statements.
21

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
7/31/2010[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.47
Net realized and unrealized gain on investments	0.49

Total from investment operations	0.96

Less distributions
From net investment income	(0.49)
Total distributions	(0.49)

Net asset value, end of period	$10.47

Total return (%)[3,4]	9.89[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$26
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts
recaptured	1.35[6]
Expenses including reductions and amounts
recaptured	1.00[6]
Net investment income	6.25[6]
Portfolio turnover (%)	49

1 Period from 11-2-09 (inception date) to 7-31-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.

The accompanying notes are an integral part of the financial statements.
22

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class NAV Shares

Period ended
7/31/2010[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.49
Net realized and unrealized gain on investments	0.48

Total from investment operations	0.97

Less distributions
From net investment income	(0.50)
Total distributions	(0.50)

Net asset value, end of period	$10.47

Total return (%)[3,4]	9.96[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$273
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts
recaptured	0.94[6]
Expenses including reductions and amounts
recaptured	0.94[6]
Net investment income	6.51[6]
Portfolio turnover (%)	49

1 Period from 11-2-09 (inception date) to 7-31-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Not annualized.
6 Annualized.

The accompanying notes are an integral part of the financial statements.
23

Global High Yield Fund
Notes to Financial Statements

Note 1 — Organization

John Hancock Global High Yield Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum total return, which consists of income on its investments and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, registration fees and printing and postage fees for each class may differ.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class A, Class I and Class NAV shares on July 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/10	Price	Inputs	Inputs
Corporate Bonds	$157,109,473	—	$157,109,473	—
Foreign Government Obligations	88,395,802	—	84,568,133	$3,827,669
Structured Notes	9,025,129	—	482,750	8,542,379
Convertible Bonds	3,413,712	—	3,413,712	—
Term Loans	3,023,740	—	3,023,740	—
Preferred Stocks	358,807	$276,663	82,144	—
Short-Term Investments	$6,708,674	$6,708,674	—	—
Total investments in Securities	$268,035,337	$6,985,337	$248,679,952	$12,370,048
Forward foreign currency contracts	($50,628)	—	($50,628)	—
Totals	$267,984,709	$6,985,337	$248,629,324	$12,370,048

24

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Foreign Government
	Obligations	Structured Notes	Totals

Balance as of
November 2, 2009	—	—	—
Accrued discount/
premiums	$206,939	—	$206,939
Realized gain (loss)	—	($716)	(716)
Change in
unrealized
appreciation
(depreciation)	314,679	538,560	853,239
Net purchases
(sales)	3,306,051	8,004,535	11,310,586
Net transfers in
and/out of Level 3	—	—	—
Balance as of July
31, 2010	$3,827,669	$8,542,379	$12,370,048

During the period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in other investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

25

Structured Notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

26

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. At July 31, 2010, the Fund did not have an outstanding balance from the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. The tax character of distributions for the period ended July 31, 2010 was $12,109,779 of ordinary income.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of July 31, 2010, the components of distributable earnings on a tax basis included $2,360,728 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to amortization and accretion on debt securities.

27

Note 3 — Derivative instruments

The Fund may invest in derivatives, including forward foreign currency contracts, in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended July 31, 2010, the Fund used forward foreign currency contracts to gain exposure to foreign currency and to manage against anticipated currency exchange rates. The following table summarizes the contracts held at July 31, 2010. The range of forward foreign currency contracts principal amounts held by the Fund during the period ended July 31, 2010, was $0 to $5.04 million.

		Principal
	Principal Amount	Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

Chinese Yuan
Renminbi	6,840,987	$1,020,000	Citibank N.A.	11/23/2010	($9,043)
Chinese Yuan
Renminbi	3,708,000	555,755	Citibank N.A.	5/20/2011	(4,608)

		$1,575,755			($13,651)

Sells

Chinese Yuan
Renminbi	3,046,000	$450,775	Citibank N.A.	11/23/2010	$639

Euro	487,000	632,908	Citibank N.A.	9/2/2010	(1,708)

Japanese Yen	207,909,000	2,371,225	Citibank N.A.	9/2/2010	(35,908)

		$3,454,908			($36,977)

28

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2010, by risk category:

		Financial	Asset	Liability
	Statement of Assets	Instruments	Derivatives	Derivatives
Risk	and Liabilities Location	Location	Fair Value	Fair Value

Foreign
Foreign	Receivable/Payable for	forward
exchange	forward foreign currency	currency
contracts	exchange contracts	contracts	$639	($51,267)

Total			$639	($51,267)

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended July 31, 2010:

	Statement of		Investments
	Operations	Foreign Currency	(Purchased
Risk	Location	Transactions*	Options)	Total

Foreign exchange	Net realized gain
contracts	(loss)	($15,070)	$103,176	$88,106

Total		($15,070)	$103,176	$88,106

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended July 31, 2010:

		Translation of Assets
	Statement of Operations	and Liabilities in
Risk	Location	Foreign Currencies*	Total

Foreign
exchange	Change in unrealized
contracts	appreciation (depreciation)	($50,628)	($50,628)

Total		($50,628)	($50,628)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

29

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.825% of the first $250,000,000 of the Fund’s average daily net assets, b) 0.790% of the next $500,000,000 and c) 0.770% of the Fund’s average daily net assets in excess of $750,000,000. The Adviser has a subadvisory agreement with Stone Harbor Investment Partners LP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended July 31, 2010, were equivalent to an annual effective rate of 0.82% of the Fund’s average daily net assets.

Effective January 1, 2010, the Adviser contractually agreed to waive a portion of the management fee for certain funds of the Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the funds in proportion of the daily net assets of each Fund.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, overdraft, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.30% and 1.00% of the average daily net assets for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect at least until October 31, 2010.

Accordingly, these expense reductions, described above, amounted to $7, $65 and $2,053 for Class A, Class I and Class NAV shares, respectively, for the period ended July 31, 2010.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to November 2, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. Certain reimbursements or waivers are not subject to recapture. The expenses waived or reimbursed subject to potential recovery through July 1, 2013 are $73. For the period ended July 31, 2010, the Fund did not recapture any expenses.

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the period ended July 31, 2010, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

30

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares may be assessed up-front sales charges. During the period ended July 31, 2010, there were no upfront sales charges for Class A Shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Additionally, Class NAV shares do not pay transfer agent fees. Prior to July 1, 2010, the transfer agent fees were made up of the following components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for Class A and Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for Class A and Class I shares.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the performance of the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses for the period ended July 31, 2010 were:

	Distribution and	Transfer agent
Class	service fees	fees
A	$56	$20
I	—	78
NAV	—	—
Total	$56	$98

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

31

Note 6 — Fund share transactions

Transactions in Fund shares for the period ended July 31, 2010, were as follows:

	Period ended
	7/31/10[1]

	Shares	Amount
Class A shares
Sold	2,500	$25,000

Net increase	2,500	$25,000

Class I shares
Sold	2,500	$25,000

Net increase	2,500	$25,000

Class NAV shares
Sold	26,141,666	$261,521,185
Distributions reinvested	1,192,847	12,107,371
Repurchased	(1,299,166)	(13,013,087)

Net increase	26,035,347	$260,615,469

Net increase	26,040,347	$260,665,469

[1] Period from 11-2-09 (inception date) to 7-31-10.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $363,773,840 and $115,268,931, respectively, for the period ended July 31, 2010.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated Funds and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the period ended July 31, 2010, the following Funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

Affiliate
Fund	Concentration

Lifestyle Balanced Portfolio	37.1%
Lifestyle Conservative Portfolio	17.5%
Lifestyle Growth Portfolio	18.1%
Lifestyle Moderate Portfolio	12.7%

32

Report of the Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Global High Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global High Yield Fund (the “Fund”) at July 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period November 2, 2009 (commencement of operations) through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased confirmations had not been received, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 20, 2010

33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended July 31, 2010.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

34

JHF II Independent Trustees

Name	DOB	Bio	Trustee of	Number
			Trust Since[1]	of John
				Hancock
				funds
				overseen
				by Trustee

Charles L. Bardelis	1941	Director, Island Commuter Corp.	2005	210
		(Marine Transport).
		Trustee of John Hancock Trust (since
		1988), John Hancock Funds II (since
		2005) and former Trustee of John
		Hancock Funds III (2005–2006).

Peter S. Burgess	1942	Consultant (financial, accounting	2005	210
		and auditing matters) (since 1999);
		Certified Public Accountant.
		Partner, Arthur Andersen
		(independent public accounting
		firm) (prior to 1999).

		Director of the following publicly
		traded companies: PMA Capital
		Corporation (since 2004) and
		Lincoln Educational Services
		Corporation (since 2004).

		Trustee of John Hancock Trust (since
		2005), John Hancock Funds II (since
		2005), and former Trustee of John
		Hancock Funds III (2005–2006).

Theron S.	1947	Chief Executive Officer, T.	2008	210
Hoffman		Hoffman Associates, LLC (since
		2003); Director, The Todd
		Organization (since 2003);
		President, Westport Resources
		Management (2006–2008);
		Partner/Operating Head & Senior

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by action of two-thirds of the remaining Trustees or by action of two-thirds of the Outstanding shares of the Trust.

35

		Managing Director, Putnam
		Investments (2000–2003);
		Executive Vice President, Thomson
		Corp. (1997–2000) (financial
		information publishing).

		Trustee of John Hancock Trust (since
		2008) and John Hancock Funds II
		(since 2008).

Hassell H.	1945	Associate Professor, The Graduate	2005	210
McClellan		School of The Wallace E. Carroll
		School of Management, Boston
		College (since 1984).

		Trustee of John Hancock Trust (since
		2005), John Hancock Funds II (since
		2005) and Trustee of Phoenix Edge
		Series Funds (since 2008).

James M. Oates	1946	Managing Director, Wydown Group	2005	210
		(financial consulting firm) (since
		1994); Chairman, Emerson
		Investment Management, Inc. (since
		2000); Chairman, Hudson Castle
		Group, Inc. (formerly IBEX Capital
		Markets, Inc.) (financial services
		company) (since 1997) (Independent
		Chairman, 1997–2006).

		Director of the following publicly
		traded companies: Stifel Financial
		(since 1996); Investor Financial
		Services Corporation (1995–2007);
		and Connecticut River Bancorp (since
		1998); Director of the following
		Mutual Funds: Phoenix Mutual Funds
		(1988–2008); Virtus Funds (since
		2008); and Emerson Investment
		Management (since 2000).

		Chairman of the Boards of John
		Hancock Trust and John Hancock
		Funds II (since 2005).

		Trustee of John Hancock Trust
		(since 2004), John Hancock Funds II
		(since 2005) and former Trustee of

36

John Hancock Funds III (2005–
2006).

Steven M. Roberts	1944	Board of Governors Deputy Director	2008	210
Division of Banking Supervision and
Regulation, Federal Reserve System
(2005-2008); Partner, KPMG (1987-
2004).

Trustee of John Hancock Trust (since
2008) and John Hancock Funds II
(since September 2008).

37

Non-Independent Trustees2

James R. Boyle[3]	1959	President, John	2005	251
		Hancock Financial
		Services (since 2010);
		Chairman and Director,
		John Hancock

		Advisers, LLC, John
		Hancock Funds, LLC,
		and John Hancock
		Investment
		Management Services,
		LLC (until 2010);
		Trustee, John Hancock
		Trust, John Hancock
		Funds II, and John
		Hancock retail funds

Grace K. Fey[4]	1946	Chief Executive	2008	210
		Officer, Grace Fey
		Advisors (since 2007);
		Director & Executive
		Vice President,
		Frontier Capital
		Management Company
		(1988-2007); Director,
		Fiduciary Trust (since
		2009).

		Trustee of John
		Hancock Trust (since
		2008) and John
		Hancock Funds II
		(since 2008).

Principal Officers who are not Trustees

2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined by the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

4 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

38

Hugh McHaffie	1959	Executive Vice President,	2009
		John Hancock Financial
		Services (since 2006);
		Director, John Hancock
		Investment Management
		Services, LLC, John
		Hancock Advisers, LLC
		and John Hancock Funds,
		LLC (since 2010);
		President, John Hancock
		Trust and John Hancock
		Funds II (since 2009);
		Senior Vice President,
		Individual Business Product
		Management, MetLife, Inc.
		(1999–2006).

Thomas M. Kinzler	1955	Vice President, John	2009
		Hancock Financial Services
		(since 2006); Secretary and
		Chief Legal Officer, John
		Hancock retail funds, John
		Hancock Funds II and John
		Hancock Trust (since
		2006); Secretary and Chief
		Legal Counsel, John
		Hancock Advisers, LLC,
		John Hancock Investment
		Management Services, LLC
		and John Hancock Funds,
		LLC (since 2007); Vice
		President and Associate
		General Counsel,
		Massachusetts Mutual Life
		Insurance Company (1999–
		2006); Secretary and Chief
		Legal Counsel, MML
		Series Investment Fund
		(2000–2006); Secretary and
		Chief Legal Counsel,
		MassMutual Select Funds
		and MassMutual Premier
		Funds (2004–2006).

Francis V. Knox, Jr.	1947	Vice President, John	2009
		Hancock Financial Services

39

		(since 2005); Chief
		Compliance Officer, John
		Hancock retail funds, John
		Hancock Funds II, John
		Hancock Trust, Chief
		Compliance Officer, John
		Hancock Advisers, LLC
		and John Hancock
		Investment Management
		Services, LLC (since 2005);
		Vice President and Chief
		Compliance Officer, MFC
		Global Investment
		Management (U.S.), LLC
		(2005–2008).

Michael J. Leary	1965	Assistant Vice President,	2009
		John Hancock Financial
		Services (since 2007);
		Treasurer, John Hancock
		retail funds, John Hancock
		Funds II and John Hancock
		Trust (since 2009); Vice
		President, John Hancock
		Advisers, LLC and John
		Hancock Investment
		Management Services, LLC
		(since 2007); Assistant
		Treasurer, John Hancock
		retail funds, John Hancock
		Funds II and John Hancock
		Trust (2007–2009); Vice
		President and Director of
		Fund Administration, JP
		Morgan (2004-2007).

Charles A. Rizzo	1957	Vice President, John	2009
		Hancock Financial Services
		(since 2008); Chief
		Financial Officer, John
		Hancock retail funds, John
		Hancock Funds II and John
		Hancock Trust (since
		2007); Senior Vice
		President, John Hancock
		Advisers, LLC and John

40

Hancock Investment
Management Services, LLC
(since 2008); Assistant
Treasurer, Goldman Sachs
Mutual Fund Complex
(2005–2007); Vice
President, Goldman Sachs
(2005–2007); Managing
Director and Treasurer,
Scudder Funds, Deutsche
Asset Management (2003–
2005).

John G. Vrysen	1955	Senior Vice President, John	2009
Hancock Financial Services
(since 2006); Director,
Executive Vice President
and Chief Operating
Officer, John Hancock
Advisers, LLC, John
Hancock Investment
Management Services, LLC
and John Hancock Funds,
LLC (since 2005); Chief
Operating Officer, John
Hancock Funds II and John
Hancock Trust (since
2007); Chief Operating
Officer, John Hancock
retail funds (until 2009);
Trustee, John Hancock
retail funds (since 2009).

41

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey†	Investment subadviser
Charles L. Bardelis*	Stone Harbor Investment Partners LP
Peter S. Burgess*
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Michael J. Leary	The report is certified under the Sarbanes-Oxley Act, which
Treasurer	requires mutual funds and other public companies to affirm
that, to the best of their knowledge, the information in
Charles A. Rizzo	their financial reports is fairly and accurately stated in all
Chief Financial Officer	material respects.

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

42

John Hancock
Multi Sector Bond Fund

Annual Report
7.31.10

John Hancock Multi Sector Bond Fund

Table of Contents

Management’s discussion of Fund performance	Page 2

A look at performance	Page 3

Your expenses	Page 5

Portfolio summary	Page 6

Fund’s investments	Page 7

Financial statements	Page 27

Financial highlights	Page 30

Notes to financial statements	Page 33

Trustees and Officers	Page 47

More information	Page 54

1

John Hancock Multi Sector Bond Fund

Management’s Discussion of Fund Performance
By Stone Harbor Investment Partners LP

The nine months between the Fund’s inception on November 2, 2009 and July 31, 2010 continued to be positive in tone in the fixed-income markets, driven by lower interest rates and strong demand. However, that demand was somewhat offset by a widening of credit spreads in higher-risk assets, resulting from volatility in European sovereign debt and global equity markets. The rally in credit risk assets that began in March 2009 lost some momentum toward the end of the year, although returns remained positive on an absolute basis. The potential default of Dubai on some government-sponsored corporate debt foreshadowed sovereign default concerns in the eurozone that intensified in 2010. Treasuries staged a rally as a weak equity market and mixed economic data caused investors to reassess the strength of the recovery and put them into a defensive mode. Relief and a gradual pick-up in overall demand were finally ushered in by upbeat news in those areas of the economy that have lagged in the recovery, supporting a more broadly based path to growth. However, credit spread momentum shifted sharply as sovereign risk concerns resurfaced and ultimately led to a reversal of gains. Several factors colluded to undermine investor confidence, mostly macroeconomic in theme, triggering a selloff in spreads over most of the May – June period. Broad fixed-income credit markets escaped the buffeting incurred by equities because of the decline in underlying interest rates.

From inception on November 2, 2009 through July 31, 2010, John Hancock Multi Sector Bond Class A shares posted a total return of 5.06% at net asset value. The Fund’s return compares with the 5.45% return of the Fund’s benchmark, the Barclays Capital 1-5 Year Credit Index, and the 8.60% average return of the multi-sector bond funds tracked by Morningstar, Inc. The Fund’s underperformance of its benchmark index was dominated by movement in credit-risk assets led by high-yield market underperformance, as well as that of credit-oriented investment-grade bonds, those assets which were more vulnerable to the spike in volatility. Within the investment-grade market, we benefited from favorable corporate and commercial mortgage-backed security selection, but gains were offset by an underweight in Treasuries and a quality bias in our leveraged loan security selection. Futures activity during the period also detracted from Fund performance.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results. The major factors in this Fund's performance are interest rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund's average maturity will make it more sensitive to interest-rate risk. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Higher-yielding bonds are riskier then lower-yielding bonds, and their value may fluctuate more in response to market conditions. The Fund may not be appropriate for all investors. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

2

Multi Sector Bond Fund

For the period ended July 31, 2010

	Average annual total return (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since				Since
Class	1-year	5-year	10-year	Inception	1-year	5-year	10-year	Inception[1]

A	-	-	-	-0.23%	-	-	-	-0.23%

I2	-	-	-	5.18%	-	-	-	5.18%

NAV[2]	-	-	-	5.32%	-	-	-	5.32%

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5.0%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent  publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 10-31-10.  The net expenses are as follows: Class A – 1.25% and Class I – 0.95%.  Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A – 1.45% and Class I – 0.97%.  For Class NAV, the net expenses equal the gross expenses and are 0.82%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown.
For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 From 11-2-09.

2 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses.

3

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multi Sector Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Barclays Capital 1-5 year U.S. Credit Index.

	Period	Without	With maximum
Class	beginning	sales charge	sales charge	Index

I1,2	11-2-09	$10,518	$10,518	$10,545

NAV[1,2]	11-2-09	10,532	10,532	10,545

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class I and Class NAV shares, respectively, as 7-31-10.

Barclays Capital 1-5 year U.S. Credit Index includes investment-grade corporate and international dollar-denominated bonds with maturities of 1 to 5 years.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 No contingent deferred sales charges applicable

2 For certain types of investors, as described in the Fund’s Class I and Class NAV shares prospectuses.

Annual report | Multi Sector Bond Fund
4

Multi Sector Bond Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses
As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on February 1, 2010 (commencement of operations) with the same investment held until July 31, 2010.

	Account value	Ending value	Expenses paid during
	on 2-1-10	on 7-31-10	period ended 7-31-10[1]

Class A	$1,000.00	$1,036.80	$5.86

Class I	1,000.00	1,037.20	4.80

Class NAV	1,000.00	1,038.10	3.89

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at July 31, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on February 1, 2010, with the same investment held until July 31, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 2-1-10	on 7-31-10	period ended 7-31-10[1]

Class A	$1,000.00	$1,019.00	$5.81

Class I	1,000.00	1,020.10	4.76

Class NAV	1,000.00	1,021.00	3.86

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.16%, 0.95% and 0.77% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

John Hancock Multi Sector Bond Fund

Portfolio Summary
Value as a
percentage of
Portfolio Composition[1]	Fund's net assets
Corporate Bonds	34%
Term Loans	19%
U.S. Government & Agency Obligations	11%
Collateralized Mortgage Obligations	10%
Foreign Government Obligations[3]	9%
Structured Notes	3%
Asset Backed Securities	2%
Convertible Bonds	1%
Short-Term Investments & Other	11%

Value as a
percentage of
Sector Composition[1,2]	Fund's net assets
Financials	24%
Consumer Discretionary	12%
U.S. Government Agency	11%
Foreign Government	9%
Industrials	6%
Energy	5%
Health Care	5%
Telecommunication Services	4%
Utilities	4%
Materials	4%
Consumer Staples	3%
Information Technology	2%
Short-Term Investments & Other	11%

Value as a
percentage of Fund's
Quality Composition1.4	net assets
AAA	15%
AA	3%
A	12%
BBB	18%
BB	22%
B	12%
Not Rated	7%
Short-Term Investments & Other	11%

1 As a percentage of net assets on 7-31-10.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 There are risk factors involving investments in sovereign debt that may play a role in shaping the Fund’s overall risk profile. For further details, see the Fund’s Prospectuses and Statement of Additional Information.

4 Ratings are from Moody’s Investors Services, Inc. if not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated securities are those with no ratings available. They may have internal ratings similar to those shown. All as of 7-31-10 and do not reflect subsequent changes.”

6

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Corporate Bonds 34.51%				$236,063,835

(Cost $228,026,637)

Consumer Discretionary 6.15%				42,072,812

Auto Components 0.24%
Accuride Corp. (S)	9.500%	08/01/18	$500,000	508,750
Allison Transmission, Inc. (S)	11.000	11/01/15	150,000	161,250
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	50,000	53,750
American Tire Distributors, Inc. (S)	9.750	06/01/17	400,000	417,000
Tenneco, Inc. (S)	7.750	08/15/18	500,000	506,250

Auto Manufacturers 0.19%
Volvo Treasury AB (S)	5.950	04/01/15	1,235,000	1,321,350

Automobiles 0.09%
Ford Motor Credit Company LLC	6.625	08/15/17	325,000	321,750
TRW Automotive, Inc. (S)	8.875	12/01/17	250,000	266,250

Commercial Services & Supplies 0.07%
Interactive Data Corp. (S)	10.250	08/01/18	475,000	491,625

Diversified Consumer Services 0.15%
Education Management LLC/Education Management Finance
Corp.	8.750	06/01/14	475,000	472,031
SSI Investments II/SSI Company-Issuer LLC (S)	11.125	06/01/18	350,000	367,938
The ServiceMaster Company	7.450	08/15/27	250,000	188,125

Hotels, Restaurants & Leisure 0.91%
Ameristar Casinos, Inc.	9.250	06/01/14	635,000	677,862
Harrah's Operating Company, Inc.	11.250	06/01/17	350,000	378,000
International Game Technology	7.500	06/15/19	1,330,000	1,554,201
Isle of Capri Casinos, Inc.	7.000	03/01/14	525,000	481,688
MGM Resorts International	6.750	09/01/12	300,000	282,750
MGM Resorts International	6.750	04/01/13	200,000	183,000
MGM Resorts International (S)	9.000	03/15/20	350,000	367,500
Penn National Gaming, Inc.	6.750	03/01/15	375,000	375,469
Pinnacle Entertainment, Inc.	8.625	08/01/17	700,000	731,500
Seneca Gaming Corp.	7.250	05/01/12	350,000	344,750
Starwood Hotels & Resorts Worldwide, Inc.	7.150	12/01/19	425,000	442,000
Wynn Las Vegas LLC (S)	7.875	11/01/17	375,000	383,438

Household Durables 0.35%
Jarden Corp.	7.500	01/15/20	150,000	153,000
Libbey Glass, Inc. (S)	10.000	02/15/15	400,000	426,000
Newell Rubbermaid, Inc.	5.500	04/15/13	1,250,000	1,348,497
Norcraft Companies LP/Norcraft Finance Corp.	10.500	12/15/15	450,000	472,500

Internet & Catalog Retail 0.06%
NetFlix, Inc.	8.500	11/15/17	350,000	379,750

Leisure Equipment & Products 0.19%
Hasbro, Inc.	6.300	09/15/17	1,238,000	1,329,254

Media 2.56%
AMC Entertainment, Inc.	8.000	03/01/14	379,000	379,000
AMC Entertainment, Inc.	8.750	06/01/19	500,000	525,000
Belo Corp.	8.000	11/15/16	300,000	316,125
British Sky Broadcasting Group PLC (S)	9.500	11/15/18	1,000,000	1,337,493
Cablevision Systems Corp. (S)	8.625	09/15/17	800,000	859,000
CCO Holdings LLC/CCO Holdings Capital Corp. (S)	7.875	04/30/18	75,000	78,563

7

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Consumer Discretionary (continued)

Cequel Communications Holdings I LLC/Cequel Capital Corp.
(S)	8.625%	11/15/17	$550,000	$561,000
Cinemark USA, Inc.	8.625	06/15/19	375,000	390,000
COX Communications, Inc. (S)	6.250	06/01/18	500,000	570,603
CSC Holdings LLC	8.500	04/15/14	225,000	243,000
DIRECTV Holdings LLC	5.200	03/15/20	550,000	583,766
DISH DBS Corp.	7.000	10/01/13	325,000	338,000
DISH DBS Corp.	7.875	09/01/19	725,000	770,312
Entravision Communications Corp. (S)	8.750	08/01/17	475,000	479,750
Insight Communications Company, Inc. (S)	9.375	07/15/18	460,000	486,450
Lamar Media Corp. (S)	7.875	04/15/18	200,000	206,500
Lamar Media Corp., Series D	6.625	08/15/15	450,000	443,250
Myriad International Holding BV (S)	6.375	07/28/17	177,000	181,868
News America, Inc.	6.650	11/15/37	1,400,000	1,558,361
Nielsen Finance LLC	10.000	08/01/14	475,000	495,187
Radio One, Inc.	6.375	02/15/13	475,000	396,625
Regal Cinemas Corp.	8.625	07/15/19	525,000	543,375
Sinclair Broadcast Group, Inc.	8.000	03/15/12	400,000	398,500
Sinclair Television Group, Inc. (S)	9.250	11/01/17	25,000	26,125
TCM Sub LLC (S)	3.550	01/15/15	1,325,000	1,365,314
Time Warner Cable, Inc.	8.250	02/14/14	991,000	1,181,629
Time Warner, Inc.	7.700	05/01/32	1,339,000	1,634,947
Unitymedia Hessen GmbH & Company KG/Unitymedia NRW
GmbH (S)	8.125	12/01/17	350,000	357,875
Videotron Ltee	9.125	04/15/18	700,000	784,000

Multiline Retail 0.30%
Michaels Stores, Inc.	11.375	11/01/16	700,000	750,750
QVC, Inc. (S)	7.125	04/15/17	25,000	25,625
QVC, Inc. (S)	7.500	10/01/19	350,000	360,500
Reynolds Group Issuer, Inc. (S)	8.500	05/15/18	450,000	462,375
The Neiman Marcus Group, Inc.	10.375	10/15/15	276,000	287,730
The Neiman Marcus Group, Inc., PIK	9.000	10/15/15	150,000	153,563

Specialty Retail 0.91%
Claire's Stores, Inc., PIK	9.625	06/01/15	473,344	407,076
Express LLC/Express Finance Corp. (S)	8.750	03/01/18	375,000	390,000
Freedom Group, Inc. (S)	10.250	08/01/15	350,000	369,688
Home Depot, Inc.	5.400	03/01/16	1,250,000	1,402,294
Limited Brands, Inc.	7.000	05/01/20	700,000	722,750
Limited Brands, Inc.	8.500	06/15/19	100,000	111,250
Lowe's Companies, Inc.	4.625	04/15/20	1,075,000	1,166,568
TJX Companies, Inc.	6.950	04/15/19	900,000	1,118,797
Toys R Us Property Company LLC	10.750	07/15/17	500,000	564,375

Textiles, Apparel & Luxury Goods 0.13%
Levi Strauss & Company (S)	7.625	05/15/20	250,000	255,000
Levi Strauss & Company	8.875	04/01/16	175,000	183,750
Phillips-Van Heusen Corp.	7.375	05/15/20	150,000	156,375
Quiksilver, Inc.	6.875	04/15/15	325,000	305,500

Consumer Staples 2.18%				14,939,548

Beverages 0.43%
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	1,350,000	1,433,002
Constellation Brands, Inc.	7.250	09/01/16	875,000	912,187
Constellation Brands, Inc.	7.250	05/15/17	225,000	234,000

8

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Consumer Staples (continued)

Cott Beverages, Inc. (S)	8.375%	11/15/17	$375,000	$388,125

Food & Staples Retailing 0.61%
Michael Foods, Inc. (S)	9.750	07/15/18	450,000	472,500
New Albertsons, Inc.	8.000	05/01/31	300,000	259,500
SUPERVALU, Inc.	8.000	05/01/16	470,000	473,525
The Kroger Company	6.150	01/15/20	1,255,000	1,467,671
Wal-Mart Stores, Inc.	3.625	07/08/20	1,525,000	1,532,453

Food Products 0.55%
B&G Foods, Inc.	7.625	01/15/18	400,000	413,500
Dean Foods Company	7.000	06/01/16	100,000	95,750
Dean Foods Company	6.900	10/15/17	375,000	346,406
Del Monte Corp.	7.500	10/15/19	350,000	368,813
Dole Food Company, Inc.	8.750	07/15/13	25,000	26,313
Dole Food Company, Inc. (S)	8.000	10/01/16	675,000	698,625
HJ Heinz Company	5.350	07/15/13	678,000	748,519
Mead Johnson Nutrition Company	4.900	11/01/19	650,000	694,270
Smithfield Foods, Inc. (S)	10.000	07/15/14	330,000	368,775

Household Products 0.06%
Central Garden and Pet Company	8.250	03/01/18	375,000	380,625

Personal Products 0.05%
Elizabeth Arden, Inc.	7.750	01/15/14	350,000	350,875

Tobacco 0.48%
Altria Group, Inc.	7.750	02/06/14	1,060,000	1,244,565
Philip Morris International, Inc.	5.650	05/16/18	1,800,000	2,029,549

Energy 4.24%				29,025,564

Energy Equipment & Services 0.47%
Bristow Group, Inc.	7.500	09/15/17	250,000	248,750
Bristow Group, Inc.	6.125	06/15/13	125,000	125,313
Complete Production Services, Inc.	8.000	12/15/16	400,000	405,000
Hercules Offshore, Inc. (S)	10.500	10/15/17	425,000	380,375
Hornbeck Offshore Services, Inc.	8.000	09/01/17	25,000	23,406
Hornbeck Offshore Services, Inc.	6.125	12/01/14	375,000	336,563
Offshore Group Investments, Ltd. (S)	11.500	08/01/15	50,000	49,750
Parker Drilling Company (S)	9.125	04/01/18	475,000	472,625
Stallion Oilfield Holdings, Ltd. (S)	10.500	02/15/15	25,000	24,625
Weatherford International, Ltd.	7.000	03/15/38	1,105,000	1,156,374

Oil, Gas & Consumable Fuels 3.77%
Adaro Indonesia PT (S)	7.625	10/22/19	305,000	321,394
Arch Coal, Inc. (S)	8.750	08/01/16	175,000	187,688
Arch Western Finance LLC	6.750	07/01/13	300,000	301,500
Atlas Energy Operating Company, LLC	12.125	08/01/17	300,000	346,500
Atlas Pipeline Partners LP	8.750	06/15/18	425,000	422,875
Cloud Peak Energy Finance Company (S)	8.250	12/15/17	20,000	20,900
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance
Corp (S)	8.500	12/15/19	350,000	367,500
Consol Energy, Inc. (S)	8.250	04/01/20	175,000	188,125
Consol Energy, Inc. (S)	8.000	04/01/17	225,000	239,063
Copano Energy LLC	8.125	03/01/16	351,000	359,775
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.875	02/15/18	450,000	470,250
Drummond Company, Inc.	7.375	02/15/16	375,000	375,000
El Paso Corp.	7.800	08/01/31	125,000	125,204

9

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Energy (continued)

El Paso Corp.	7.750%	01/15/32	$25,000	$25,040
El Paso Corp.	7.250	06/01/18	175,000	185,579
El Paso Corp.	7.000	06/15/17	550,000	575,519
Encore Acquisition Company	9.500	05/01/16	350,000	383,250
EXCO Resources, Inc.	7.250	01/15/11	175,000	176,313
Forest Oil Corp.	7.250	06/15/19	550,000	556,875
Gazprom Via Gaz Capital SA (S)	6.510	03/07/22	515,000	518,244
General Maritime Corp.	12.000	11/15/17	350,000	368,375
Gibson Energy ULC/GEP Midstream Finance Corp.	10.000	01/15/18	150,000	154,500
Inergy LP	8.250	03/01/16	350,000	367,500
KazMunaiGaz Finance Sub BV (S)	7.000	05/05/20	700,000	754,250
Marathon Oil Corp.	7.500	02/15/19	1,150,000	1,414,302
Mariner Energy, Inc.	8.000	05/15/17	400,000	440,000
MarkWest Energy Partners LP	8.750	04/15/18	350,000	376,688
MarkWest Energy Partners LP, Series B	6.875	11/01/14	200,000	201,000
Newfield Exploration Company	6.875	02/01/20	450,000	468,000
NFR Energy LLC/NFR Energy Finance Corp. (S)	9.750	02/15/17	400,000	408,000
Niska Gas Storage US LLC (S)	8.875	03/15/18	375,000	393,750
Peabody Energy Corp.	7.375	11/01/16	317,000	345,530
Penn Virginia Corp.	10.375	06/15/16	375,000	412,500
Penn Virginia Resource Partners LP	8.250	04/15/18	425,000	431,375
Petrobras International Finance Company	7.875	03/15/19	139,000	167,449
Petroleos de Venezuela SA	5.375	04/12/27	2,425,000	1,170,062
Petroleos de Venezuela SA	5.250	04/12/17	1,159,000	701,195
Petroleos de Venezuela SA	4.900	10/28/14	300,000	187,800
Petronas Capital, Ltd.	7.875	05/22/22	1,640,000	2,127,572
Petroplus Finance, Ltd. (S)	9.375	09/15/19	535,000	481,500
Pioneer Natural Resources Company	6.875	05/01/18	175,000	182,601
Plains Exploration & Production Company	7.625	04/01/20	400,000	405,000
Quicksilver Resources, Inc.	8.250	08/01/15	85,000	88,188
Regency Energy Partners LP (S)	9.375	06/01/16	325,000	354,250
Sabine Pass LNG LP	7.500	11/30/16	450,000	391,500
Sabine Pass LNG LP	7.250	11/30/13	400,000	373,000
SandRidge Energy, Inc. (S)	8.750	01/15/20	375,000	382,500
SandRidge Energy, Inc., PIK	8.625	04/01/15	550,000	554,125
Shell International Finance BV	4.300	09/22/19	1,175,000	1,234,850
Transcanada Pipelines, Ltd.	7.250	08/15/38	1,200,000	1,495,524
Valero Energy Corp.	6.125	02/01/20	1,275,000	1,383,297
Williams Partners LP	7.250	02/01/17	1,225,000	1,440,006

Financials 8.29%				56,712,181

Capital Markets 0.53%
Bank of New York Mellon Corp.	4.300	05/15/14	500,000	541,701
E*Trade Financial Corp., PIK	12.500	11/30/17	300,000	337,500
Morgan Stanley	6.000	04/28/15	1,950,000	2,100,690
The Goldman Sachs Group, Inc.	6.150	04/01/18	600,000	647,263

Commercial Banks 2.11%
Akbank TAS (S)	5.125	07/22/15	481,000	480,199
Ally Financial, Inc.	8.000	11/01/31	400,000	390,500
Banque Centrale de Tunisie, EMTN (EUR) (Q)	6.250	02/20/13	60,000	84,835
Barclays Bank PLC	6.750	05/22/19	1,100,000	1,271,150
HSBC Holdings PLC	6.500	09/15/37	2,025,000	2,193,988
ICICI Bank, Ltd. (S)	5.500	03/25/15	1,950,000	2,026,857
Lloyds TSB Bank PLC (S)	4.375	01/12/15	1,325,000	1,342,463

10

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Financials (continued)

PNC Funding Corp.	4.250%	09/21/15	$1,276,000	$1,347,788
Standard Chartered PLC (6.409% to 01/30/2017, then 3 month
LIBOR + 1.510%)	6.409	12/31/49	2,350,000	2,133,964
Wachovia Corp., MTN	5.500	05/01/13	800,000	878,178
Wells Fargo Bank NA	5.750	05/16/16	900,000	993,078
Woori Bank (S)	6.125	05/03/16	1,300,000	1,316,545
Consumer Finance 0.65%
Capital One Financial Corp.	6.150	09/01/16	1,900,000	2,046,471
Discover Bank	7.000	04/15/20	650,000	691,997
Ford Motor Credit Company LLC	8.700	10/01/14	1,550,000	1,675,959
Diversified Financial Services 3.05%
American General Finance Corp., MTN	6.900	12/15/17	1,800,000	1,534,500
Atlantic Broadband Finance LLC	9.375	01/15/14	200,000	202,000
Bank of America Corp.	5.750	12/01/17	1,050,000	1,109,594
BM&FBovespa SA (S)	5.500	07/16/20	450,000	463,625
Citigroup, Inc.	8.125	07/15/39	400,000	486,705
Citigroup, Inc.	5.500	02/15/17	900,000	909,878
Citigroup, Inc.	5.000	09/15/14	2,000,000	2,039,172
Countrywide Financial Corp.	6.250	05/15/16	1,025,000	1,086,189
ERAC USA Finance LLC (S)	2.750	07/01/13	825,000	835,850
Fox Acquisition Sub LLC (S)	13.375	07/15/16	200,000	199,000
General Electric Capital Corp.	6.875	01/10/39	1,840,000	2,074,692
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	1,250,000	1,348,895
JPMorgan Chase & Company	6.300	04/23/19	1,850,000	2,100,686
JPMorgan Chase & Company	5.125	09/15/14	630,000	684,193
LBI Escrow Corp. (S)	8.000	11/01/17	100,000	105,125
Merrill Lynch & Company, Inc.	6.050	05/16/16	2,155,000	2,263,696
NASDAQ OMX Group, Inc.	4.000	01/15/15	700,000	721,654
Pemex Finance, Ltd.	9.150	11/15/18	255,000	321,287
Pinnacle Foods Finance LLC	10.625	04/01/17	350,000	373,625
Pinnacle Foods Finance LLC (S)	9.250	04/01/15	225,000	232,594
Provident Funding Associates (S)	10.250	04/15/17	375,000	382,500
Reynolds Group Issuer, Inc. (S)	7.750	10/15/16	375,000	391,875
TNK-BP Finance SA (S)	7.875	03/13/18	200,000	220,400
TNK-BP Finance SA (S)	7.500	07/18/16	175,000	188,125
TNK-BP Finance SA (S)	6.250	02/02/15	275,000	284,625
TransCapitalInvest, Ltd. (S)	8.700	08/07/18	100,000	121,248
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	214,291	200,362

Insurance 1.60%
AXA SA	8.600	12/15/30	1,100,000	1,223,411
Fidelity National Financial, Inc.	6.600	05/15/17	1,375,000	1,382,935
Hartford Financial Services Group, Inc.	6.000	01/15/19	1,375,000	1,421,464
MetLife, Inc.	6.750	06/01/16	1,809,000	2,079,853
Midamerican Energy Holdings Company	5.750	04/01/18	1,275,000	1,451,594
Prudential Financial, Inc.	4.750	09/17/15	1,256,000	1,331,815
Unitrin, Inc.	6.000	05/15/17	1,550,000	1,542,487
ZFS Finance USA Trust I (6.150% to 12/31/10,
3 month LIBOR + 1.750%) (S)	6.150	12/15/65	500,000	485,000

Real Estate Investment Trusts 0.27%
Host Hotels & Resorts LP	6.375	03/15/15	475,000	478,563
Simon Property Group LP	6.750	05/15/14	1,225,000	1,393,109

11

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Financials (continued)

Real Estate Management & Development 0.07%
CB Richard Ellis Services, Inc.	11.625%	06/15/17	$300,000	$339,750
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	164,000	165,919

Thrifts & Mortgage Finance 0.01%
Hipotecaria Su Casita SA de CV	8.500	10/04/16	15,000	8,550
Hipotecaria Su Casita SA de CV (S)	8.500	10/04/16	43,000	24,510

Health Care 2.12%				14,489,419

Health Care Equipment & Supplies 0.39%
Alere, Inc.	9.000	05/15/16	75,000	76,125
IASIS Healthcare LLC	8.750	06/15/14	400,000	410,000
Inverness Medical Innovations, Inc.	7.875	02/01/16	873,000	873,000
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	600,000	598,500
United Surgical Partners International, Inc., PIK	9.250	05/01/17	100,000	103,000
Zimmer Holdings, Inc.	4.625	11/30/19	575,000	606,831

Health Care Providers & Services 1.28%
American Renal Holdings (S)	8.375	05/15/18	500,000	508,125
Community Health Systems, Inc.	8.875	07/15/15	750,000	785,625
DaVita, Inc.	7.250	03/15/15	825,000	846,656
HCA, Inc.	9.250	11/15/16	300,000	324,000
HCA, Inc.	6.750	07/15/13	1,125,000	1,136,250
HCA, Inc.	6.375	01/15/15	575,000	562,062
Healthsouth Corp.	8.125	02/15/20	775,000	786,625
Humana, Inc.	8.150	06/15/38	1,550,000	1,638,565
Psychiatric Solutions, Inc.	7.750	07/15/15	100,000	103,375
Psychiatric Solutions, Inc., Series 1	7.750	07/15/15	450,000	464,625
Radiation Therapy Services, Inc. (S)	9.875	04/15/17	600,000	595,500
Vanguard Health Holding Company II LLC	8.000	02/01/18	1,025,000	1,025,000
Life Sciences Tools & Services 0.10%
Life Technologies Corp.	6.000	03/01/20	600,000	661,504
Pharmaceuticals 0.35%
Abbott Laboratories	4.125	05/27/20	1,975,000	2,091,863
Mylan, Inc. (S)	7.625	07/15/17	275,000	292,188

Industrials 2.95%				20,208,014

Aerospace & Defense 0.53%
L-3 Communications Corp.	5.200	10/15/19	1,375,000	1,452,155
L-3 Communications Corp., Series B	6.375	10/15/15	750,000	768,750
RBS Global, Inc./Rexnord LLC (S)	8.500	05/01/18	650,000	656,500
TransDigm, Inc.	7.750	07/15/14	375,000	386,250
Triumph Group, Inc. (S)	8.625	07/15/18	325,000	339,625

Building Products 0.04%
Cemex Espana Luxembourg (S)	9.250	05/12/20	117,000	105,008
Goodman Global Group, Inc. (S)	Zero	12/15/14	325,000	203,125

Commercial Services & Supplies 0.92%
ARAMARK Corp.	8.500	02/01/15	775,000	801,156
Cenveo Corp.	8.875	02/01/18	350,000	330,750
Cenveo Corp.	7.875	12/01/13	400,000	390,000
Clean Harbors, Inc.	7.625	08/15/16	350,000	361,375
Corrections Corp. of America	7.750	06/01/17	375,000	400,313

12

Multi Sector Bond Fund

Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Industrials (continued)

Corrections Corp. of America	6.750%	01/31/14	$600,000	$615,000
Deluxe Corp.	7.375	06/01/15	275,000	281,188
Deluxe Corp.	5.125	10/01/14	100,000	94,000
Iron Mountain, Inc.	8.375	08/15/21	450,000	478,125
Iron Mountain, Inc.	7.750	01/15/15	250,000	252,500
The Geo Group, Inc. (S)	7.750	10/15/17	373,000	385,123
The ServiceMaster Company, PIK (S)	10.750	07/15/15	275,000	288,406
Waste Management, Inc.	4.750	06/30/20	1,550,000	1,610,797

Electronic Equipment, Instruments & Components 0.06%
Sensus USA, Inc.	8.625	12/15/13	400,000	397,500

Industrial Conglomerates 0.54%
Hutchison Whampoa International, Ltd. (S)	7.625	04/09/19	1,800,000	2,191,820
Koninklijke (Royal) Philips Electronics N.V.	5.750	03/11/18	625,000	710,141
NBC Universal, Inc. (S)	5.150	04/30/20	775,000	823,743

Machinery 0.13%
Case New Holland, Inc. (S)	7.875	12/01/17	425,000	445,188
Maxim Crane Works LP (S)	12.250	04/15/15	100,000	93,500
Terex Corp.	8.000	11/15/17	100,000	97,000
The Manitowoc Company, Inc.	9.500	02/15/18	250,000	255,000

Marine 0.03%
Navios Maritime Holdings, Inc.	9.500	12/15/14	175,000	171,500

Road & Rail 0.59%
Canadian National Railway Company	4.950	01/15/14	230,000	252,514
Norfolk Southern Corp.	5.750	01/15/16	650,000	741,246
Ryder System, Inc.	6.000	03/01/13	1,500,000	1,625,026
Union Pacific Corp.	7.875	01/15/19	1,125,000	1,448,371

Trading Companies & Distributors 0.07%
Aircastle, Ltd. (S)	9.750	08/01/18	500,000	503,750

Transportation Infrastructure 0.04%
DP World, Ltd.	6.850	07/02/37	300,000	251,569

Information Technology 1.13%				7,710,786

Communications Equipment 0.06%
Hughes Network Systems LLC	9.500	04/15/14	375,000	390,000

Electronic Equipment, Instruments & Components 0.53%
Agilent Technologies, Inc.	6.500	11/01/17	1,225,000	1,393,158
NXP BV/NXP Funding LLC (S)	9.750	08/01/18	225,000	236,250
NXP BV/NXP Funding LLC	9.500	10/15/15	425,000	416,500
Tyco Electronics Group SA	6.550	10/01/17	1,368,000	1,564,069

Internet & Catalog Retail 0.06%
GXS Worldwide, Inc. (S)	9.750	06/15/15	400,000	384,000

IT Services 0.02%
Fidelity National Information Services, Inc. (S)	7.625	07/15/17	160,000	166,400

Office Electronics 0.11%
Xerox Capital Trust I	8.000	02/01/27	725,000	731,344

Semiconductors & Semiconductor Equipment 0.00%
Photronics, Inc.	5.500	10/01/14	26,000	29,869

13

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Information Technology (continued)

Software 0.35%
Adobe Systems, Inc.	4.750%	02/01/20	$1,400,000	$1,453,094
Oracle Corp. (S)	3.875	07/15/20	925,000	946,102

Materials 2.17%				14,807,291

Chemicals 0.90%
Ashland, Inc. (S)	9.125	06/01/17	335,000	380,644
Koppers, Inc.	7.875	12/01/19	375,000	388,125
Lyondell Chemical Company	11.000	05/01/18	1,996,936	2,149,202
MacDermid, Inc. (S)	9.500	04/15/17	225,000	230,625
Nalco Company	8.875	11/15/13	175,000	179,156
NewMarket Corp.	7.125	12/15/16	100,000	100,500
Nova Chemicals Corp.	8.375	11/01/16	525,000	537,469
Scotts Miracle-Gro Company	7.250	01/15/18	375,000	382,969
The Dow Chemical Company	8.550	05/15/19	1,425,000	1,779,644

Containers & Packaging 0.43%
BWAY Holding Company (S)	10.000	06/15/18	475,000	503,500
Crown Americas LLC (S)	7.625	05/15/17	350,000	371,000
Graphic Packaging International, Inc. (S)	9.500	06/15/17	850,000	909,500
Greif, Inc.	6.750	02/01/17	350,000	358,750
Owens-Illinois, Inc.	7.800	05/15/18	725,000	781,187

Metals & Mining 0.52%
ArcelorMittal	9.850	06/01/19	1,050,000	1,356,492
Barrick Australian Finance Ltd.	5.950	10/15/39	1,400,000	1,513,627
CSN Resources SA (S)	6.500	07/21/20	285,000	287,850
Vedanta Resources PLC (S)	9.500	07/18/18	350,000	385,000

Paper & Forest Products 0.32%
Boise Paper Holdings LLC/Boise Company	8.000	04/01/20	400,000	414,000
Georgia-Pacific LLC (S)	8.250	05/01/16	350,000	379,750
International Paper Company	7.950	06/15/18	1,175,000	1,418,301

Telecommunication Services 3.12%				21,333,221

Diversified Telecommunication Services 2.31%
AT&T, Inc.	6.500	09/01/37	1,750,000	1,991,075
Axtel SAB de CV	9.000	09/22/19	201,000	181,905
Axtel SAB de CV (S)	7.625	02/01/17	22,000	19,690
British Telecommunications PLC	9.375	12/15/10	1,500,000	1,544,407
Cincinnati Bell, Inc.	8.250	10/15/17	425,000	420,750
Citizens Communications Company	9.000	08/15/31	800,000	820,000
GCI, Inc.	8.625	11/15/19	100,000	103,500
Indosat Palapa Company BV (S)	7.375	07/29/20	103,000	107,635
Intelsat Jackson Holdings SA	11.250	06/15/16	675,000	729,000
ITC Deltacom, Inc.	10.500	04/01/16	300,000	295,500
Level 3 Financing, Inc.	10.000	02/01/18	825,000	751,781
MetroPCS Wireless, Inc.	9.250	11/01/14	100,000	104,500
Qwest Corp.	8.375	05/01/16	1,050,000	1,194,375
Qwest Corp.	7.125	11/15/43	450,000	418,500
Telecom Italia Capital SA	7.175	06/18/19	1,225,000	1,384,970
Telefonica Emisiones SA	4.949	01/15/15	1,350,000	1,453,105
Verizon Wireless Capital LLC	8.500	11/15/18	1,657,000	2,190,569
Virgin Media Finance PLC	9.500	08/15/16	25,000	28,125
Virgin Media Finance PLC	9.125	08/15/16	500,000	537,500

14

Multi Sector Bond Fund

Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Telecommunication Services (continued)

Virgin Media Finance PLC	8.375%	10/15/19	$225,000	$244,125
Wind Acquisition Finance SA (S)	11.750	07/15/17	324,000	344,250
Windstream Corp.	8.625	08/01/16	325,000	338,813
Windstream Corp. (S)	8.125	09/01/18	450,000	456,188
Windstream Corp.	7.875	11/01/17	150,000	152,625

Wireless Telecommunication Services 0.81%
America Movil SAB de CV (S)	6.125	03/30/40	1,900,000	2,050,862
Crown Castle International Corp.	9.000	01/15/15	825,000	903,375
MetroPCS Wireless, Inc.	9.250	11/01/14	375,000	391,875
MTS International Funding, Ltd. (S)	8.625	06/22/20	185,000	206,127
Nextel Communications, Inc.	7.375	08/01/15	750,000	742,500
SBA Telecommunications, Inc.	8.000	08/15/16	350,000	376,250
Sprint Capital Corp.	8.750	03/15/32	725,000	734,969
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications (S)	9.125	04/30/18	100,000	114,375

Utilities 2.16%				14,764,999

Electric Utilities 1.53%
Ameren Energy Generating Company	7.950	06/01/32	1,295,000	1,324,042
Duke Energy Carolinas LLC	5.300	02/15/40	1,950,000	2,060,319
Edison Mission Energy	7.750	06/15/16	200,000	142,500
Edison Mission Energy	7.000	05/15/17	1,275,000	867,000
Exelon Generation Company LLC	5.200	10/01/19	1,300,000	1,410,370
FPL Group Capital, Inc. (6.350% to 10/31/2016, then 3 month
LIBOR + 2.068%)	6.350	10/01/66	2,525,000	2,326,156
Mirant Americas Generation LLC	9.125	05/01/31	50,000	47,000
Oncor Electric Delivery Company	5.950	09/01/13	1,775,000	1,971,940
PPL Electric Utilities Corp.	6.250	05/15/39	265,000	311,422

Independent Power Producers & Energy Traders 0.63%
AES Corp.	8.000	10/15/17	75,000	79,594
AES Corp.	8.000	06/01/20	225,000	238,219
Calpine Corp. (S)	7.875	07/31/20	1,000,000	1,010,000
Dynegy Holdings, Inc.	7.750	06/01/19	1,000,000	700,000
NRG Energy, Inc.	8.500	06/15/19	1,325,000	1,391,250
NRG Energy, Inc.	7.375	02/01/16	125,000	127,500
The AES Corp.	9.750	04/15/16	675,000	757,687

U.S. Government & Agency Obligations 10.51%				$71,869,563
(Cost $71,481,028)

U.S. Government Agency 10.51%				71,869,563

Federal Home Loan Mortgage Corp.
Freddie Mac Gold Pool	4.500	TBA	1,000,000	1,044,734
Freddie Mac Gold Pool	5.000	TBA	2,500,000	2,653,042
Freddie Mac Gold Pool	5.500	TBA	5,000,000	5,382,682
Freddie Mac Non Gold Pool (P)	5.366	01/01/37	746,298	796,906
Freddie Mac Non Gold Pool (P)	5.816	11/01/36	1,084,323	1,143,273
Freddie Mac Non Gold Pool (P)	6.456	01/01/37	1,573,214	1,670,817
Federal National Mortgage Association
Fannie Mae Pool	4.500	TBA	12,000,000	12,528,410
Fannie Mae Pool (P)	4.848	07/01/38	3,597,770	3,833,728
Fannie Mae Pool	5.000	TBA	11,000,000	11,720,222
Fannie Mae Pool (P)	5.054	11/01/35	1,261,685	1,340,412

15

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

U.S. Government Agency (continued)

Fannie Mae Pool (P)	5.275%	04/01/37	$2,769,633	$2,904,172
Fannie Mae Pool	5.500	TBA	10,000,000	10,773,958
Fannie Mae Pool (P)	5.630	10/01/38	1,922,089	2,031,647
Fannie Mae Pool (P)	5.785	01/01/37	931,577	994,750
Fannie Mae Pool	6.000	TBA	10,000,000	10,862,674
Fannie Mae Pool	6.500	TBA	2,000,000	2,188,136

Foreign Government Obligations 9.03%				$61,735,722

(Cost $58,888,925)

Argentina 0.33%				2,277,848

Republic of Argentina
Bond	Zero	12/15/35	3,207,304	317,523
Bond (ARS) (Q)	5.830	12/31/33	366,551	107,891
Bond	8.280	12/31/33	1,198,516	907,876
Bond	8.750	06/02/17	456,715	427,942
Note	7.000	10/03/15	272,000	238,000
Note (EUR) (Q)	7.820	12/31/33	325,917	278,616

Brazil 0.64%				4,372,315

Federative Republic of Brazil
Bond	4.875	01/22/21	894,000	925,290
Bond	8.250	01/20/34	329,000	455,665
Bond	11.000	08/17/40	190,000	259,160
Note	5.875	01/15/19	955,000	1,081,060
Note	8.000	01/15/18	225,000	266,850
Note	8.750	02/04/25	753,000	1,050,435
Notas do Tesouro Nacional, Series F
Note (BRL) (Q)	10.000	01/01/21	6,600,000	333,855

Colombia 0.60%				4,128,065

Republic of Colombia
Bond	7.375	01/27/17	195,000	233,513
Bond	7.375	09/18/37	1,321,000	1,644,645
Bond	8.125	05/21/24	715,000	918,775
Bond (COP) (Q)	9.850	06/28/27	274,000,000	197,730
Santa Fe de Bogota DC (COP) (Q)	9.750	07/26/28	1,665,000,000	1,133,402

Croatia 0.08%				560,999

Republic of Croatia (S)	6.625	07/14/20	523,000	560,999

El Salvador 0.14%				938,275

Republic of El Salvador
Bond	7.375	12/01/19	765,000	830,025
Bond	8.250	04/10/32	100,000	108,250

Indonesia 0.39%				2,664,136

Republic of Indonesia
Bond	6.875	03/09/17	300,000	350,226
Bond	7.750	01/17/38	510,000	658,410
Note (S)	11.625	03/04/19	1,100,000	1,655,500

16

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Iraq 0.30%				$2,035,462

Republic of Iraq	5.800%	01/15/28	$2,445,000	2,035,462

Malaysia 0.83%				5,685,222

Government of Malaysia
Bond (MYR) (Q)	3.741	02/27/15	1,810,000	575,693
Bond (MYR) (Q)	3.835	08/12/15	16,020,000	5,109,529

Mexico 1.57%				10,707,828

Government of Mexico
Bond (MXN) (Q)	8.000	12/17/15	10,890,000	937,675
Bond (MXN) (Q)	8.000	06/11/20	67,620,000	5,920,353
Bond	8.000	09/24/22	100,000	133,250
Note	6.750	09/27/34	1,525,000	1,814,750
Note	7.500	04/08/33	1,480,000	1,901,800

Pakistan 0.02%				143,917

Islamic Republic of Pakistan	7.125	03/31/16	150,000	143,917

Panama 0.35%				2,377,856

Republic of Panama
Bond	5.200	01/30/20	1,420,000	1,519,400
Bond	6.700	01/26/36	340,000	397,800
Bond	7.250	03/15/15	245,000	286,956
Bond	9.375	04/01/29	120,000	173,700

Peru 0.31%				2,086,481

Republic of Peru
Bond	6.550	03/14/37	321,000	372,360
Bond	7.350	07/21/25	960,000	1,200,000
Bond (PEN) (Q)	7.840	08/12/20	330,000	135,071
Bond	8.750	11/21/33	266,000	379,050

Philippines 0.61%				4,146,940

Republic of Philippines
Bond	6.375	10/23/34	490,000	539,000
Bond	7.500	09/25/24	378,000	464,940
Bond	7.750	01/14/31	2,240,000	2,777,600
Bond	9.375	01/18/17	280,000	365,400

Poland 0.20%				1,395,864

Republic of Poland	6.375	07/15/19	1,230,000	1,395,864

Qatar 0.13%				888,300

Government of Qatar (S)	5.250	01/20/20	840,000	888,300

Russia 0.70%				4,769,470

Government of Russia
Eurobond (S)	3.625	04/29/15	305,000	303,475
Eurobond (S)	5.000	04/29/20	200,000	201,500
Eurobond	7.500	03/31/30	3,677,240	4,264,495

South Africa 0.29%				2,009,534

Republic of South Africa
Bond (ZAR) (Q)	7.500	01/15/14	1,010,000	138,164

17

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

South Africa (continued)

Bond (ZAR) (Q)	8.000%	12/21/18	9,225,000	$1,249,195
Note	6.500	06/02/14	50,000	56,375
Note	6.875	05/27/19	480,000	565,800

South Korea 0.04%				303,645

Republic of Korea	7.125	04/16/19	250,000	303,645

Turkey 0.23%				1,539,481

Republic of Turkey
Note	7.250	03/15/15	235,000	270,544
Note	7.250	03/05/38	145,000	163,125
Note	7.375	02/05/25	300,000	351,750
Note	7.500	11/07/19	635,000	754,062

Ukraine 0.29%				2,010,846

Republic of Ukraine
Bond (JPY) (Q)	3.200	12/19/10	100,000,000	1,141,783
Bond	6.580	11/21/16	500,000	500,675
Bond	6.875	03/04/11	250,000	252,525
Bond (S)	6.875	03/04/11	115,000	115,863

Uruguay 0.29%				1,972,488

Republic of Uruguay
Bond	7.625	03/21/36	245,000	297,063
Note	8.000	11/18/22	1,335,000	1,675,425

Venezuela 0.69%				4,720,750

Republic of Venezuela
Bond	7.000	12/01/18	40,000	25,800
Bond	7.650	04/21/25	350,000	213,500
Bond	8.250	10/13/24	160,000	102,960
Bond	8.500	10/08/14	1,542,000	1,256,730
Bond	9.000	05/07/23	635,000	436,563
Bond	9.250	05/07/28	2,215,000	1,500,662
Bond	13.625	08/15/18	400,000	369,000
Note (P)	1.513	04/20/11	863,000	815,535

Convertible Bonds 0.69%				$4,739,560

(Cost $4,765,812)

Consumer Staples 0.02%				157,419

Smithfield Foods, Inc.	4.000	06/30/13	125,000	120,781
Tyson Foods, Inc.	3.250	10/15/13	30,000	36,638

Energy 0.04%				243,325

Enercoal Resources Pte, Ltd.	9.250	08/05/14	200,000	181,742
Transocean, Inc., Series A	1.625	12/15/37	63,000	61,583

Financials 0.03%				184,800

Aldar Funding, Ltd.	5.767	11/10/11	192,000	184,800

Health Care 0.31%				2,098,158

Amgen, Inc.	0.125	02/01/11	770,000	764,225
Gilead Sciences, Inc.	0.500	05/01/11	350,000	355,250
Gilead Sciences, Inc. (S)	1.000	05/01/14	135,000	134,563
Life Technologies Corp.	3.250	06/15/25	420,000	447,300
PDL BioPharma, Inc.	2.000	02/15/12	40,000	38,900

18

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Health Care (continued)

Shire PLC	2.750%	05/09/14	$360,000	$357,920

Industrials 0.04%				298,550

FTI Consulting, Inc.	3.750	07/15/12	75,000	94,031
Owens-Brockway Glass Container, Inc. (S)	3.000	06/01/15	215,000	204,519

Information Technology 0.24%				1,668,683

CommScope, Inc.	3.250	07/01/15	400,000	403,500
Comtech Telecommunications Corp. (S)	3.000	05/01/29	316,000	293,880
Micron Technology, Inc.	1.875	06/01/14	480,000	416,400
ON Semiconductor Corp.	1.875	12/15/25	41,000	47,099
ON Semiconductor Corp., Series B	Zero	04/15/24	160,000	154,800
ON Semiconductor Corp.	2.625	12/15/26	41,000	40,078
Symantec Corp.	0.750	06/15/11	175,000	173,688
Xilinx, Inc.	3.125	03/15/37	141,000	139,238

Telecommunication Services 0.01%				88,625

Lucent Technologies, Inc.	2.875	06/15/25	100,000	88,625

Structured Notes (K) 2.98%				$20,384,975

(Cost $19,307,700)

Brazil 1.30%				8,881,195

Federal Republic of Brazil (JPMorgan Chase & Company )
Note (BRL) (Q)	10.000	05/11/11	12,289,500	6,507,699
Notas do Tesouro Nacional (HSBC Bank USA)
Note (BRL) (Q)	10.000	01/01/17	3,100,000	1,635,075
Notas do Tesouro Nacional (JPMorgan Chase Bank)
Bond (BRL) (Q)	10.000	12/07/10	1,400,000	738,421

Colombia 0.52%				3,581,083

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (Q)	11.000	07/27/20	5,300,000,000	3,581,083

Indonesia 1.12%				7,665,782

Republic of Indonesia (Barclays Bank PLC, EMTN )
Note (IDR) (Q)	11.500	09/18/19	48,000,000,000	6,542,504
Note (IDR) (Q)	12.800	06/17/21	4,100,000,000	608,803
Republic of Indonesia (HSBC Bank USA)
Bond (IDR) (Q)	11.000	11/15/20	1,300,000,000	174,326
Republic of Indonesia (JPMorgan Chase & Company )
Note (IDR) (Q)	12.800	06/11/21	2,300,000,000	340,149

Russia 0.04%				256,915

Government of Russia (Barclays Bank PLC)
Bond (RUB) (Q)	11.200	12/17/14	6,600,000	256,915

Term Loans (M)19.31%				$132,080,558

(Cost $131,387,652)

Consumer Discretionary 5.36%				36,675,800

Auto Components 0.69%
Allison Transmission, Inc.	3.100	08/07/14	2,895,767	2,704,525
Dana Holding Corp.	4.709	01/30/15	2,049,577	2,003,461

Automobiles 0.40%
Ford Motor Company	3.337	12/16/13	1,761,668	1,710,653

19

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Consumer Discretionary (continued)

Ford Motor Company	3.350%	12/16/13	$1,040,039	$1,001,967

Commercial Services & Supplies 0.25%
Interactive Data Corp. (T)	-	01/29/17	1,711,000	1,705,653

Hotels, Restaurants & Leisure 0.91%
Ameristar Casinos, Inc.	3.588	11/10/12	626,112	622,851
Harrah's Operating Company, Inc.	3.498	01/28/15	3,000,000	2,570,250
Isle of Capri Casinos, Inc. (T)	-	11/30/13	1,851,784	1,747,159
Penn National Gaming, Inc.	2.105	10/03/12	1,350,000	1,318,901

Leisure Equipment & Products 0.08%
Greenwood Racing, Inc.	2.570	11/28/11	603,125	580,508

Media 2.56%
Advantage Sale & Marketing LLC	5.000	05/05/16	937,650	927,492
Advantage Sale & Marketing LLC	8.500	05/05/17	175,000	173,469
Carmike Cinemas, Inc.	5.500	01/27/16	919,528	915,587
Charter Communications Operating LLC	2.320	03/06/14	965,773	915,191
Charter Communications Operating LLC	3.790	09/06/16	1,767,223	1,684,227
Cinemark USA, Inc.	3.604	04/29/16	539,598	525,241
CSC Holdings LLC	2.091	03/29/16	1,426,063	1,391,600
Cumulus Media, Inc.	4.079	06/11/14	2,142,084	1,920,736
Mediacom Broadband LLC	4.500	10/23/17	1,525,000	1,456,375
Mediacom LLC	4.500	10/23/17	750,000	702,500
Nextmedia Group, Inc.	8.250	05/27/16	723,188	719,572
Nielsen Finance LLC	2.345	08/09/13	2,265,868	2,148,326
RH Donnelley, Inc.	9.250	10/24/14	826,418	727,936
Sinclair Television Group, Inc.	6.750	10/29/15	1,924,242	1,937,039
Univision Communications, Inc.	2.566	09/29/14	1,582,691	1,381,338

Multiline Retail 0.47%
Michaels Stores, Inc.	2.762	10/31/13	1,891,068	1,767,351
Neiman Marcus Group, Inc.	2.473	04/05/13	1,240,336	1,167,466
QVC, Inc.	5.829	03/30/14	248,986	248,426

Consumer Staples 0.99%				6,747,928

Food & Staples Retailing 0.16%
Michael Foods, Inc. (T)	-	06/29/16	1,075,000	1,075,537

Food Products 0.51%
Dean Foods Company	3.540	04/02/16	1,254,744	1,172,289
Dole Food Company, Inc.	8.000	08/30/10	238,318	238,231
Dole Food Company, Inc.	5.041	03/02/17	602,725	602,505
Dole Food Company, Inc.	5.021	03/02/17	1,497,017	1,496,473

Household Products 0.15%
JohnsonDiversey, Inc.	5.500	11/24/15	995,000	991,891

Personal Products 0.17%
Revlon, Inc.	6.000	03/09/15	1,197,000	1,171,002

Energy 1.06%				7,254,280

Energy Equipment & Services 0.64%
Hercules Offshore, Inc.	6.000	07/11/13	2,441,246	2,162,028
Precision Drilling Corp.	9.250	09/30/14	2,236,459	2,236,459

Oil, Gas & Consumable Fuels 0.42%
Atlas Pipeline Holdings LP	6.750	07/27/14	1,907,282	1,896,157
Targa Resources, Inc.	5.750	07/05/16	962,644	959,636

20

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Financials 1.06%				$7,282,583

Diversified Financial Services 0.77%
American General Finance Corp.	7.250%	04/21/15	$625,000	616,211
FoxCo Acquisition Sub LLC	7.500	07/14/15	2,692,900	2,582,941
Pinnacle Foods Finance LLC	2.848	04/02/14	2,238,705	2,101,273

Real Estate Management & Development 0.14%
CB Richard Ellis Services, Inc.	6.000	12/21/15	932,562	932,158

Thrifts & Mortgage Finance 0.15%
Ocwen Financial Corp. (T)	-	07/28/15	1,050,000	1,050,000

Health Care 2.37%				16,207,887

Health Care Equipment & Supplies 0.14%
Inverness Medical Innovations, Inc.	2.423	06/26/14	974,481	929,655

Health Care Providers & Services 1.98%
Community Health Systems, Inc.	2.788	07/25/14	2,487,433	2,355,275
DaVita, Inc.	1.858	10/05/12	1,705,000	1,663,323
HCA, Inc.	3.783	03/31/17	957,163	931,290
HCA, Inc.	2.783	11/18/13	1,663,869	1,605,815
Healthsouth Corp.	4.290	09/10/15	1,836,125	1,810,223
Universal Health Services, Inc. (T)	-	07/28/16	1,865,000	1,860,921
US Renal Care, Inc.	6.750	05/23/16	675,308	671,931
Vanguard Health Holding Company I LLC	5.000	01/29/16	2,693,250	2,661,604

Pharmaceuticals 0.25%
Warner Chilcott PLC	5.750	04/30/15	1,076,122	1,074,909
Warner Chilcott PLC	5.500	10/30/14	644,068	642,941

Industrials 3.13%				21,409,297

Aerospace & Defense 0.60%
Sequa Corp.	3.790	12/03/14	1,885,000	1,755,406
TransDigm, Inc.	2.538	06/23/13	1,000,000	968,571
Triumph Group, Inc.	4.500	06/16/16	1,400,000	1,403,938

Building Products 0.20%
Goodman Global Holdings, Inc.	6.250	02/13/14	1,333,174	1,334,840

Commercial Services & Supplies 0.61%
ARAMARK Corp.	3.783	07/26/16	1,204,093	1,156,591
ARAMARK Corp.	3.598	07/26/16	79,187	76,063
ARAMARK Corp.	2.408	01/27/14	607,075	567,615
ARAMARK Corp.	2.073	01/27/14	43,961	41,103
DynCorp International, Inc.	6.250	07/05/16	1,000,000	1,003,500
The Hertz Corp.	2.093	12/21/12	1,164,364	1,124,575
The Hertz Corp.	2.087	12/21/12	215,338	207,979

Containers & Packaging 0.07%
Graham Packaging Company, Inc.	2.636	10/07/11	492,317	490,130

Energy Equipment & Services 0.34%
Dresser, Inc.	2.695	05/04/14	2,504,600	2,315,861

Industrial Conglomerates 0.34%
Reynolds Group Holdings, Inc.	6.250	05/05/16	1,788,750	1,779,806
Reynolds Group Holdings, Inc.	5.750	05/05/16	512,000	508,586

21

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Industrials (continued)

Machinery 0.90%
Blount International, Inc.	5.750%	02/09/12	$755,348	$753,460
Bucyrus International, Inc.	4.500	02/19/16	748,157	749,404
Manitowoc Company, Inc.	8.000	11/06/14	1,844,908	1,842,089
Mueller Water Products, Inc.	5.487	05/23/14	868,042	862,399
Oshkosh Trucking Corp.	6.540	12/06/13	493,325	493,542
Rexnord Holdings, Inc.	2.875	07/19/13	1,540,000	1,464,925

Professional Services 0.07%
Trans Union LLC/TransUnion Financing Corp.	6.750	06/15/17	505,000	508,914

Information Technology 1.03%				7,061,471

Internet Software & Services 0.32%
Savvis Communications Corp. (T)	-	07/30/16	968,000	938,960
Skillsoft Corp.	6.500	05/19/17	1,257,000	1,257,000

IT Services 0.34%
Fidelity National Information Services, Inc.	5.250	07/18/14	2,345,000	2,356,237

Software 0.37%
Dealer Computer Services, Inc.	5.250	04/21/17	643,475	635,834
SunGard Data Systems, Inc.	2.095	02/28/14	1,984,576	1,873,440

Materials 1.48%				10,124,042

Chemicals 0.78%
Chemtura Corp.	6.000	03/22/11	1,750,000	1,745,625
ISP Chemco, Inc.	1.875	06/04/14	992,327	935,269
Lyondell Chemical Company	5.500	04/08/16	875,000	880,605
Nalco Company (T)	-	05/13/16	1,000,000	1,003,542
Rockwood Holdings, Inc.	6.000	05/15/14	740,532	740,162

Containers & Packaging 0.49%
BWAY Corp.	5.501	06/16/17	1,062,500	1,059,844
Graphic Packaging International Corp.	3.280	05/16/14	1,780,811	1,742,969
Smurfit-Stone Container Enterprises, Inc.	6.750	02/22/16	560,000	561,296

Paper & Forest Products 0.21%
Georgia-Pacific Corp.	2.528	12/21/12	1,481,840	1,454,730

Telecommunication Services 0.93%				7,238,730

Diversified Telecommunication Services 0.92%
Cincinnati Bell, Inc.	6.500	06/09/17	1,182,038	1,158,608
Level 3 Financing, Inc.	2.724	03/13/14	2,000,000	1,792,084
PanAmSat Corp.	3.033	01/03/14	1,835,696	1,729,570
Telesat Canada	3.320	10/31/14	1,638,678	1,582,686

Wireless Telecommunication Services 0.01%
MetroPCS Wireless, Inc.	2.625	11/04/13	83,422	81,023
MetroPCS Wireless, Inc.	3.875	11/03/16	908,846	894,759

Utilities 1.77%				12,078,540

Electric Utilities 0.98%
Mirant North America LLC	2.066	01/03/13	2,210,899	2,183,263
Texas Competitive Electric Holdings Company LLC	3.975	10/10/14	5,809,962	4,504,795

22

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Utilities (continued)

Independent Power Producers & Energy Traders 0.79%
Calpine Corp.	3.415%	03/29/14	$1,900,853	$1,801,653
New Development Holdings, Inc.	7.000	06/08/17	1,111,000	1,117,944
NRG Energy, Inc.	3.783	08/31/15	1,215,124	1,189,809
NRG Energy, Inc.	2.283	02/01/13	323,124	309,290
NRG Energy, Inc.	2.183	02/01/13	1,015,251	971,786

Collateralized Mortgage Obligations 9.84%				$67,327,460
(Cost $66,240,830)

American Home Mortgage Assets
Series 2006-4, Class 1A (P)	0.519	10/25/46	4,871,224	2,441,190
BCAP LLC Trust
Series 2009, Class 7A1 (S)	6.120	08/26/36	3,338,373	3,049,217
BCRR Trust, Series 2009-1, Class 2A1	5.858	07/17/40	3,200,000	3,411,596
Citicorp Mortgage Securities Trust
Series 2007-8, Class 1A3	6.000	09/25/37	1,664,170	1,541,439
CitiMortgage Alternative Loan Trust,
Series 2007-A7, Class 2A1 (P)	0.729	07/25/37	772,277	443,598
Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12/10/46	3,525,000	1,871,432
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.579	02/25/36	4,008,489	2,267,610
Series 2004-25, Class 1A1 (P)	0.659	02/25/35	1,667,700	1,176,996
Series 2004-25, Class 2A1 (P)	0.669	02/25/35	1,722,569	1,132,675
Credit Suisse Mortgage Capital Certificates
Series 2009-ASG, Class A (P)(S)	1.597	11/28/39	9,568	9,568
GS Mortgage Securities Corp.
Series 2007, Class G10 (P)	5.808	08/10/45	2,875,000	2,014,240
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4 (P)	6.000	08/10/45	2,850,000	2,874,983
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A (P)	0.671	09/19/35	2,911,284	1,636,261
Jefferies & Company, Inc.
Series 2009-R2, Class 4A (P)(S)	5.338	05/26/37	3,883,312	3,845,635
Series 2009-R9, Class 1A1 (P)(S)	5.762	08/26/46	2,764,825	2,799,468
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A2FX (S)	5.130	01/12/43	2,443,981	2,434,047
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,645,471	2,746,468
JPMorgan REREMIC
Series 2009-12, Class 1A1 (S)	5.750	07/26/37	2,125,969	2,245,911
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	558,453
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, 2A1A (P)	5.062	12/25/35	776,927	773,090
Merrill Lynch/Countrywide Commercial Mortgage Trust (P)
Series 2006-4, Class A	0.463	12/12/49	3,825,000	3,610,134
OBP Depositor LLC Trust,
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,599,371
RBSSP Resecuritization Trust
Series 2010-3, Class 3A1 (P)(S)	0.507	01/26/46	3,640,865	3,322,395
Series 2010-4, Class 3A1 (P)(S)	0.497	04/26/35	2,239,765	2,053,187
Series 2010-4, Class 5A1 (P)(S)	0.507	02/26/37	3,492,208	3,202,121

23

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Maturity
	Rate	date	Par value	Value

Collateralized Mortgage Obligations (continued)

WaMu Mortgage Pass Through Certificates
Series 2004-13, Class A1 (P)	0.735%	11/25/34	$1,716,472	$1,412,038
Series 2005-11, Class A1 (P)	0.649	08/25/45	634,732	502,946
Series 2005-AR13, Class A1B2 (P)	0.759	10/25/45	3,030,143	1,873,395
Series 2005-AR17, Class A1A2 (P)	0.619	12/25/45	348,024	256,071
Series 2005-AR6, Class 2A1A (P)	0.559	04/25/45	3,646,964	2,902,312
Series 2005-AR8, Class 1A1A (P)	0.599	07/25/45	1,929,422	1,522,001
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.908	07/25/35	2,619,566	2,455,099
Series 2005-AR4, Class 2A2 (P)	2.964	04/25/35	1,231,162	1,144,901
Series 2005-AR9, Class 3A1 (P)	2.887	05/25/35	1,275,631	1,197,612

Asset Backed Securities 2.33%				$15,020,274

(Cost $14,944,424)

Countrywide Asset-Backed Certificates
Series 2007-1, Class 2A1 (P)	0.379	07/25/37	1,146,724	1,100,076
Series 2006-25, Class 2A1 (P)	0.399	06/25/47	558,457	534,847
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF11, Class 2A3 (P)	0.779	01/25/35	145,813	138,642
Home Equity Asset Trust
Series 2006-3, Class 2A3 (P)	0.509	07/25/36	1,484,530	1,351,965
Home Equity Mortgage Trust
Series 2006-1, Class A2	5.300	05/25/36	811,000	270,945
Morgan Stanley Asset Backed Securities Capital I
Series 2007-HE1, Class A2A (P)	0.379	11/25/36	542,322	533,606
Novastar Home Equity Loan
Series 2006-2, Class A2B (P)	0.439	06/25/36	1,716,983	1,686,719
SLC Student Loan Trust
Series 2010-B, Class A1 (S)	4.000	07/15/42	2,808,016	2,806,837
Structured Asset Securities Corp.
Series 2006-BC6, Class A2 (P)	0.409	01/25/37	463,742	449,686
Series 2008-BC4, Class A3 (P)	0.579	11/25/37	6,527,927	6,146,951

			Shares	Value

Preferred Stocks 0.12%				$820,032

(Cost $841,156)

Consumer Staples 0.02%				153,640

Food Products 0.02%
Archer-Daniels-Midland Company, 6.250%			4,000	153,640

Energy 0.02%				124,954

Oil, Gas & Consumable Fuels 0.02%
Apache Corp., Series D, 6.000%			140	7,606
El Paso Corp., 4.990%			110	117,348

Financials 0.08%				541,438

Commercial Banks 0.04%
Wells Fargo & Company, Series L, 7.500%			250	243,750

Consumer Finance 0.04%
Capital One Capital V, 10.250%			275,000	297,688

24

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

		Shares	Value

Convertible Preferred Stocks 0.20%			$1,356,968

(Cost $1,324,152)

Consumer Discretionary 0.20%			1,356,968

Media 0.20%
Comcast Corp., 5.300%, Class A		1,225,000	1,356,968

Options Purchased 0.07%			$485,023

(Cost $1,090,000)

Call Options 0.07%			485,023

Over the Counter Purchase Call on the USD vs EUR
(Expiration Date: 01/19/2011; Strike Price: 1.214) (Counterparty: Barclays
Capital, Inc.) (I)		27,250,000	356,975
Over the Counter Purchase Call on the USD vs EUR
(Expiration Date: 11/16/2010; Strike Price: 1.18) (Counterparty: Barclays
Capital, Inc.) (I)		27,250,000	128,048

		Shares	Value

Short-Term Investments 19.91%			$136,207,557

(Cost $136,207,557)

Repurchase Agreement 0.01%			37,091

Repurchase Agreement with State Street Corp., dated
07/30/2010 at 0.010% to be repurchased at $37,091 on
08/02/2010, collateralized by $40,000 United States Treasury
Notes., 3.125% due 04/30/2017 (valued at $42,175, including
interest)		37,091	37,091

		Par value
	Yield*		Value
Short-Term Securities 19.90%			136,170,466

State Street Institutional Liquid Reserves Fund	0.2701%	$136,170,466	136,170,466

Total investments (Cost $734,505,873)† 109.37%			$748,091,527

Other assets and liabilities, net (9.37%)			($64,105,610)

Total net assets 100.00%			$683,985,917

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

Currency abbreviations

ARS – Argentine Peso

BRL - Brazilian Real

COP - Colombian Peso

EUR - Euro

IDR - Indonesian Rupiah

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN – Peruvian Nuevo Sol

25

Multi Sector Bond Fund
Portfolio of Investments - As of July 31, 2010

Currency abbreviations (continued)

RUB – Russian Ruble

ZAR - South African Rand

Abbreviations

EMTN	European Medium Term Note

MTN	Medium Term Note

PIK	Paid in Kind

REMIC	Real Estate Mortgage Investment Conduit

Notes to Portfolio of Investments

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $90,471,344 or 13.23% of the Fund's net assets as of 7-31-10.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $735,204,623. Net unrealized appreciation aggregated $12,886,904, of which $16,453,360 related to appreciated investment securities and $3,566,456 related to depreciated investment securities.

26

Multi Sector Bond Fund

Statement of Assets and Liabilities — July 31, 2010

Assets

Investments, at value (Cost $734,505,873)	$748,091,527
Foreign currency, at value (Cost $18,319)	18,316
Cash held at broker for futures contracts	1,072,600
Receivable for collateral held by the Fund	2,250,000
Receivable for investments sold	11,370,649
Receivable for forward foreign currency exchange
contracts (Note 3)	276
Receivable for fund shares sold	11,437
Dividends and interest receivable	6,237,689

Total assets	769,052,494

Liabilities

Payable for investments purchased	24,684,652
Payable for delayed delivery securities purchased	56,900,790
Payable for forward foreign currency exchange
contracts (Note 3)	24,762
Swap contracts, at value (includes unamortized
upfront amounts received of $2,520,591) (Note 3)	2,793,833
Payable for futures variation margin (Note 3)	555,500
Distributions payable	180
Payable to affiliates (Note 5)
Accounting and legal services fees	7,007
Transfer agent fees	6
Trustees' fees	63
Management fees	37
Other liabilities and accrued expenses	99,747

Total liabilities	85,066,577

Net assets

Capital paid-in	$671,165,390
Undistributed net investment income	1,479,821
Accumulated net realized gain on investments,
futures contracts, options written, foreign
currency transactions and swap agreements	1,168,869
Net unrealized appreciation on investments,
futures contracts, translation of assets and
liabilities in foreign currencies and swap
agreements	10,171,837

Net assets	$683,985,917

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number of
shares authorized with no par value
Class A ($25,620 ÷ 2,500 shares)	$10.25
Class I ($25,610 ÷ 2,500 shares)	$10.24
Class NAV ($683,934,687 ÷ 66,762,096 shares)	$10.24

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[1]	$10.79

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.
27

Multi Sector Bond Fund

Statement of Operations — For the Period Ended July 31, 20101

Investment income

Interest	$17,260,526
Less foreign taxes withheld	(8,527)

Total investment income	17,251,999

Expenses

Investment management fees (Note 5)	2,655,074
Distribution and service fees (Note 5)	56
Accounting and legal services fees (Note 5)	43,925
Transfer agent fees (Note 5)	98
Trustees' fees	2,429
Professional fees	53,494
Custodian fees	96,082
Registration and filing fees	5,693
Other	3,796

Total expenses	2,860,647

Less expense reductions (Note 5)	(4,438)

Net expenses	2,856,209

Net investment income	14,395,790

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	6,370,677
Futures contracts (Note 3)	(3,590,326)
Written options (Note 3)	454,040
Swap contracts (Note 3)	(117,123)
Foreign currency transactions	(43,999)
3,073,269

Change in net unrealized appreciation
(depreciation) of
Investments	13,585,654
Futures contracts (Note 3)	(3,123,073)
Swap contracts (Note 3)	(273,242)
Translation of assets and liabilities in foreign
currencies	(17,502)
10,171,837

Net realized and unrealized gain	13,245,106

Increase in net assets from operations	$27,640,896

1 Period from 11-2-09 (inception date) to 7-31-10.

The accompanying notes are an integral part of the financial statements.
28

Multi Sector Bond Fund

Statements of Change in Net Assets

Period ended
7/31/10 1

Increase (decrease) in net assets

From operations
Net investment income	$14,395,790
Net realized gain	3,073,269
Change in net unrealized appreciation
(depreciation)	10,171,837

Increase in net assets resulting from
operations	27,640,896

Distributions to shareholders
From net investment income
Class A	(624)
Class I	(677)
Class NAV	(14,819,087)

Total distributions	(14,820,388)

From Fund share transactions (Note 6)	671,165,409

Total increase	683,985,917

Net assets

Beginning of period	—

End of period	$683,985,917

Undistributed net investment income	$1,479,821

1 Period from 11-2-09 (inception date) to 7-31-10.

The accompanying notes are an integral part of the financial statements.
29

Multi Sector Bond Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
7-31-10[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.25
Net realized and unrealized gain on investments	0.25

Total from investment operations	0.50

Less distributions
From net investment income	(0.25)

Net asset value, end of period	$10.25

Total return (%)[3,4]	5.06[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]
Expenses net of fee waivers and credits	1.19[6]
Net investment income	3.26[6]
Portfolio turnover (%)	68 [7]

1 Period from 11-2-09 (inception date) to 7-31-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the year ended 7-31-10 was 219%.

See notes to financial statements		Multi Sector Bond Fund
30

Multi Sector Bond Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
7-31-10[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.26
Net realized and unrealized gain on investments	0.25

Total from investment operations	0.51

Less distributions
From net investment income	(0.27)

Net asset value, end of period	$10.24

Total return (%)[3,4]	5.18[5]

Ratios and supplemental data

Net assets, end of period (in thousands)	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[6]
Expenses net of fee waivers and credits	0.95[6]
Net investment income	3.49[6]
Portfolio turnover (%)	68 [7]

1 Period from 11-2-09 (inception date) to 7-31-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the year ended 7-31-10 was 219%.

See notes to financial statements		Multi Sector Bond Fund
31

Multi Sector Bond Fund
Financial Highlights (For a share outstanding throughout the period)

Class NAV Shares

Period ended
7-31-10[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.29
Net realized and unrealized gain on investments	0.24

Total from investment operations	0.53

Less distributions
From net investment income	(0.29)
Net asset value, end of period	$10.24

Total return (%)[3,4]	5.32[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$684
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[6]
Expenses net of fee waivers and credits	0.77[6]
Net investment income	3.90[6]
Portfolio turnover (%)	68 [7]

1 Period from 11-2-09 (inception date) to 7-31-10.
2 Based on the average daily shares outstanding.
3 Assumes dividend reinvestment (if applicable).
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 The Portfolio turnover rate, including the effect of “TBA” (to be announced) securities for the year ended 7-31-10 was 219%.

See notes to financial statements		Multi Sector Bond Fund
32

Note 1 — Organization

John Hancock Multi Sector Bond Fund (the Fund) is a non-diversified series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to maximize total return, which consists of income on its investments and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, registration fees and printing and postage fees for each class may differ.

Affiliates of the Fund owned 100% of shares of beneficial interest of both Class A and Class I shares on July 31, 2010.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2
	Total Market		Significant	Level 3 Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07-31-10	Price	Inputs	Inputs
Corporate Bonds	$236,063,835	—	$236,063,835	—
U.S. Government & Agency Obligations	71,869,563	—	71,869,563	—
Foreign Government Obligations	61,735,722	—	59,550,992	$2,184,730
Convertible Bonds	4,739,560	—	4,739,560	—
Structured Notes	20,384,975	—	174,326	20,210,649
Term Loans	132,080,558	—	132,080,558	—
Collateralized Mortgage Obligations	67,327,460	—	67,317,892	9,568
Asset Backed Securities	15,020,274	—	15,020,274	—
Preferred Stocks	820,032	$404,996	415,036	—
Convertible Preferred Stocks	1,356,968	—	1,356,968	—
Options Purchased	485,023	—	485,023	—
Short-Term Investments	136,207,557	136,170,466	37,091	—
Total investments in Securities	$748,091,527	$136,575,462	$589,111,118	$22,404,947

33

			Level 2
	Total Market		Significant	Level 3 Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07-31-10	Price	Inputs	Inputs
Other Financial Instruments
Futures	(3,123,073)	(3,123,073)	—	—
Forward Foreign Currency Contracts	(24,486)	—	(24,486)	—
Interest Rate Swaps	(723,467)	—	(723,467)	—
Credit Default Swaps	(2,070,366)	—	(2,070,366)	—
Totals	($742,150,135)	($133,452,389)	(586,292,799)	$22,404,947

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized		Foreign
	Mortgage	Structured	Government
	Obligations	Notes	Obligation	Total

Balance as of 11-2-09	-	-	-	-
Accrued discounts/premiums	-	-	$91,867	$91,867
Realized gain (loss)	-	($537)	-	(537)
Change in unrealized appreciation (depreciation)	-	1,047,311	185,761	1,233,072
Net purchases (sales)	$9,568	19,163,875	1,907,102	21,080,545
Net transfers in and/out of Level 3	-	-	-	-
Balance as of 7-31-10	$9,568	$20,210,649	$2,184,730	$22,404,947

During the period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time that the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of

34

transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Structured notes. The Fund may invest in structured notes. The Fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans). Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting

35

standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with the custodian which enables them to participate in a $200 million unsecured committed line of credit. Prior to March 31, 2010, the amount of the line of credit was $300 million. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis based on their relative average net assets. At July 31, 2010, the Fund did not have an outstanding balance from the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees, for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Net capital losses of $1,300,272, that are a result of security transactions occurring after November 2, 2009, are treated as occurring on August 1, 2010, the first day of the Fund’s next taxable year

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually. The tax character of distributions for the period ended July 31, 2010 was $14,820,388 of ordinary income.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of July 31, 2010, the components of distributable earnings on a tax basis included $1,904,856 of undistributed ordinary income.

36

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to foreign currency transactions, paydowns, derivative transactions, and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The Fund may invest in derivatives, including futures contracts, forward foreign currency contracts and swap contracts, in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s Prospectuses and Statement of Additional Information.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the period ended July 31, 2010, the Fund used futures contracts to manage duration of the portfolio and to manage against anticipated interest rate changes. The following table summarizes the contracts held at July 31, 2010. The range of futures contracts notional amounts held by the Fund during the period ended July 31, 2010 was $0.0 million to $100.5 million.

	Number				Unrealized
	of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

U.S. Treasury 5-Year
Note Futures	114	Short	Sep 2010	$13,660,406	($360,242)
U.S. Treasury 10-Year
Note Futures	701	Short	Sep 2010	86,792,563	(2,762,831)

				$100,452,969	($3,123,073)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in

37

the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended July 31, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at July 31, 2010. The range of forward foreign currency contracts principal amounts held by the Fund during the period ended July 31, 2010 was $0.0 million to $1.7 million.

	Principal	Principal
	Amount	Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

Chinese Yuan Renminbi	3,353,425	$500,000	Citibank N.A.	11/23/2010	($4,433)
Chinese Yuan Renminbi	1,818,000	272,482	Citibank N.A.	5/20/2011	(2,259)

		$772,482			($6,692)

Sells

Chinese Yuan Renminbi	1,333,000	$197,266	Citibank N.A.	11/23/2010	$276
Euro	277,000	359,991	Citibank N.A.	9/2/2010	(971)
Japanese Yen	99,004,000	1,129,151	Citibank N.A.	9/2/2010	(17,099)

		$1,686,408			($17,794)

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the Fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium

38

paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the period ended July 31, 2010, the Fund wrote option contracts to manage against anticipated currency exchange rates. The following table summarizes the Fund’s written options activities during the period ended July 31, 2010.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
(PAID)

Outstanding, beginning of period	-	-
Options written	74,750,000	$622,840
Options closed	(74,750,000)	(622,840)
Options exercised	-	-
Outstanding, end of period	-	-

Swaps. The Fund may enter into interest rate swap agreements. Swap agreements are privately negotiated agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the period ended July 31, 2010, the Fund used interest rate swaps to manage duration of the portfolio and to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of July 31, 2010, which are generally representative of the interest rate swap activity.

		Payments	Payments
	Notional	Made by	Received	Effective	Maturity	Unrealized
Counterparty	Amount	Fund	by Fund	Date	Date	Depreciation

3-month
Citibank	$10,160,000	3.5825%	LIBOR (a)	12-9-2009	12-9-2019	($723,467)

(a) At July 31, 2010, the 3-month LIBOR rate was 0.45375%.

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Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the period ended July 31, 2010 to take a long exposure to the reference credit index. The following table summarizes the credit default swap contracts the Fund held as of July 31, 2010 where the Fund acted as a Seller of protection. During the period ended July 31, 2010, the Fund acted as Seller on credit default swap contracts with total notional values ranging from $0.0 million to $11.0 million.

						Unamortized	Unrealized
	Reference	Notional		(Pay)/Received	Maturity	Upfront	Appreciation	Market
Counterparty	Obligation	Amount	Currency	Fixed Rate	Date	Payment	(Depreciation)	Value

Citibank	CMBX NA AAA 4	4,000,000	USD	0.35%	Feb 2051	($821,288)	$351,561	($469,727)
Citibank	CMBX NA AM 4S	5,000,000	USD	0.50%	Feb 2051	(1,165,501)	22,167	(1,143,334)
Citibank	CMBX NA AM 4	2,000,000	USD	0.50%	Feb 2051	(533,802)	76,497	(457,305)
Total		11,000,000	USD			($2,520,591)	$450,225	($2,070,366)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2010 by risk category:

RISK	STATEMENT OF	FINANCIAL	ASSET	LIABILITY
	ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LIABILITIES	LOCATION	FAIR VALUE	FAIR VALUE
	LOCATION

Interest rate	Receivable/Payable for	Futures†/Interest	-	($3,846,540)
contracts	futures; Swap contracts,	rate swaps
	at value

Credit contracts	Unrealized	Credit default	-	(2,070,366)
	appreciation/depreciation	swaps
	of swap contracts

Foreign exchange	Receivable/Payable for	Foreign forward	$485,299	(24,762)
contracts	foreign forward currency	currency
	exchange contracts	contracts/Purchased
		options

Total			$485,299	($5,941,668)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed in the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended July 31, 2010:

40

	STATEMENT
	OF	INVESTMENTS				FOREIGN
	OPERATIONS	(PURCHASED	WRITTEN	FUTURES	SWAP	CURRENCY
RISK	LOCATION	OPTIONS)	OPTIONS	CONTRACTS	CONTRACTS	TRANSACTIONS*	TOTAL

Credit	Net realized gain
contracts	(loss) on	-	-	-	$51,766	-	$51,766

Foreign
exchange	Net realized gain
contracts	(loss) on	$351,123	$454,040	-	-	($11,702)	793,461

Interest
rate	Net realized gain
contracts	(loss) on	-	-	($3,590,326)	(168,889)	-	(3,759,215)

Total		$351,123	$454,040	($3,590,326)	($117,123)	($11,702)	($2,913,988)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statements of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended July 31, 2010:

				TRANSLATION OF
	STATEMENT			ASSETS AND
	OF			LIABILITIES IN
	OPERATIONS	FUTURES	SWAP	FOREIGN
RISK	LOCATION	CONTRACTS	CONTRACTS	CURRENCIES	TOTAL

Credit contracts	Change in
	unrealized
	appreciation
	(depreciation) of	-	$450,225	-	$450,225

	Change in
Foreign	unrealized
exchange	appreciation
contracts	(depreciation) of	-	-	($24,486)	(24,486)

	Change in
	unrealized
Interest rate	appreciation
contracts	(depreciation) of	($3,123,073)	(723,467)		(3,846,540)

Total		($3,123,073)	($273,242)	($24,486)	($3,420,801)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.740% of the first $250,000,000 of the Fund’s average daily net assets, b) 0.700% of the next

41

$500,000,000 and c) 0.675% of the Fund’s average daily net assets in excess of $750,000,000. The Adviser has a subadvisory agreement with Stone Harbor Investment Partners LP. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended July 31, 2010 were equivalent to an annual effective rate of 0.72% of the Fund’s average daily net assets.

Effective January 1, 2010, the Adviser contractually agreed to waive a portion of the management fee for certain funds of the Trust. The waiver equals, on an annualized basis 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the reimbursement is calculated daily and allocated among all the funds in proportion of the daily net assets of each Fund.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, overdraft, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.25% and 0.95% of the average daily net assets for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect at least until October 31, 2010.

Accordingly, these expense reductions amounted to $46 and $4,392 for Class I shares and Class NAV shares, respectively, for the period ended July 31, 2010.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements made subsequent to November 2, 2009, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. The table below outlines the amounts recovered during the period ended July 31, 2010, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Amounts eligible for recovery	Amounts eligible for recovery
the period ended 7-31-10	through 7-1-13

-	$46

Accounting and legal services. Pursuant to the Service Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the period ended July 31, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. Accordingly, the Fund may pay up to 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. During the period ended July 31, 2010, there were no upfront sales charges for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. Additionally, Class NAV shares did not pay transfer agent fees. Prior to July 1, 2010, the transfer agent fees were

42

made up of the following components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for Class A and Class I shares, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for Class A and Class I shares.

• Signature Services was reimbursed for certain out-of-pocket expenses.

Effective July 1, 2010, the transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost is comprised of a component of allocated John Hancock corporate overhead for providing transfer agent services to the Funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the performance of the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses for the period ended July 31, 2010 were:

	Distribution and	Transfer agent
Class	service fees	fees

A	$56	$20

I	-	78

Total	$56	$98

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the period ended July 31, 2010 were as follows:

	Period ended
	7/31/10[1]

	Shares	Amount
Class A shares
Sold	2,500	$25,000

Net increase	2,500	$25,000

Class I shares
Sold	2,500	$25,000

Net increase	2,500	$25,000

Class NAV shares
Sold	66,791,801	$671,273,381
Distributions reinvested	1,462,968	14,819,087
Repurchased	(1,492,673)	(14,977,059)

Net increase	66,762,096	$671,115,409

Net increase	66,767,096	$671,165,409

[1] Period from 11-2-09 (inception date) to 7-31-10.

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Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,692,233,213 and $1,102,322,981, respectively, for the period ended July 31, 2010.

Note 8 - Investment by affiliated funds

Certain investors in the Fund are affiliated Funds and are managed by the Adviser and its affiliates. The affiliated Funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the period ended July 31, 2010, the following Funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

Affiliate
Fund	Concentration

Lifestyle Balanced Portfolio	37.6%
Lifestyle Conservative Portfolio	20.6%
Lifestyle Growth Portfolio	20.3%
Lifestyle Moderate Portfolio	13.1%

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Multi Sector Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Multi Sector Bond Fund (the “Fund") at July 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the period November 2, 2009 (commencement of operations) through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased confirmations had not been received, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 20, 2010

45

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended July 31, 2010.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2010.

Shareholders will be mailed a 2010 Form 1099-DIV in January 2011. This will reflect the total of all distributions that are taxable for calendar year 2010.

46

JHF II Independent Trustees

Name	DOB	Bio	Trustee of	Number
			Trust Since[1]	of John
				Hancock
				funds
				overseen
				by Trustee

Charles L. Bardelis	1941	Director, Island Commuter Corp.	2005	210
		(Marine Transport).

		Trustee of John Hancock Trust (since
		1988), John Hancock Funds II (since
		2005) and former Trustee of John
		Hancock Funds III (2005–2006).

Peter S. Burgess	1942	Consultant (financial, accounting	2005	210
		and auditing matters) (since 1999);
		Certified Public Accountant.
		Partner, Arthur Andersen
		(independent public accounting
		firm) (prior to 1999).

		Director of the following publicly
		traded companies: PMA Capital
		Corporation (since 2004) and
		Lincoln Educational Services
		Corporation (since 2004).

		Trustee of John Hancock Trust (since
		2005), John Hancock Funds II (since
		2005), and former Trustee of John
		Hancock Funds III (2005–2006).

Theron S.	1947	Chief Executive Officer, T.	2008	210
Hoffman		Hoffman Associates, LLC (since
		2003); Director, The Todd
		Organization (since 2003);
		President, Westport Resources
		Management (2006–2008);
		Partner/Operating Head & Senior

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause or without cause, by action of two-thirds of the remaining Trustees or by action of two-thirds of the Outstanding shares of the Trust.

47

		Managing Director, Putnam
		Investments (2000–2003);
		Executive Vice President, Thomson
		Corp. (1997–2000) (financial
		information publishing).

		Trustee of John Hancock Trust (since
		2008) and John Hancock Funds II
		(since 2008).

Hassell H.	1945	Associate Professor, The Graduate	2005	210
McClellan		School of The Wallace E. Carroll
		School of Management, Boston
		College (since 1984).

		Trustee of John Hancock Trust (since
		2005), John Hancock Funds II (since
		2005) and Trustee of Phoenix Edge
		Series Funds (since 2008).

James M. Oates	1946	Managing Director, Wydown Group	2005	210
		(financial consulting firm) (since
		1994); Chairman, Emerson
		Investment Management, Inc. (since
		2000); Chairman, Hudson Castle
		Group, Inc. (formerly IBEX Capital
		Markets, Inc.) (financial services
		company) (since 1997) (Independent
		Chairman, 1997–2006).

		Director of the following publicly
		traded companies: Stifel Financial
		(since 1996); Investor Financial
		Services Corporation (1995–2007);
		and Connecticut River Bancorp (since
		1998); Director of the following
		Mutual Funds: Phoenix Mutual Funds
		(1988–2008); Virtus Funds (since
		2008); and Emerson Investment
		Management (since 2000).

		Chairman of the Boards of John
		Hancock Trust and John Hancock
		Funds II (since 2005).

		Trustee of John Hancock Trust
		(since 2004), John Hancock Funds II
		(since 2005) and former Trustee of

48

John Hancock Funds III (2005–
2006).

Steven M. Roberts	1944	Board of Governors Deputy Director	2008	210
Division of Banking Supervision and
Regulation, Federal Reserve System
(2005-2008); Partner, KPMG (1987-
2004).

Trustee of John Hancock Trust (since
2008) and John Hancock Funds II
(since September 2008).

49

Non-Independent Trustees2

James R. Boyle[3]	1959	President, John	2005	251
		Hancock Financial
		Services (since 2010);
		Chairman and Director,
		John Hancock
		Advisers, LLC, John
		Hancock Funds, LLC,
		and John Hancock
		Investment
		Management Services,
		LLC (until 2010);
		Trustee, John Hancock
		Trust, John Hancock
		Funds II, and John
		Hancock retail funds
		(since 2005).

Grace K. Fey[4]	1946	Chief Executive	2008	210
		Officer, Grace Fey
		Advisors (since 2007);
		Director & Executive
		Vice President,
		Frontier Capital
		Management Company
		(1988-2007); Director,
		Fiduciary Trust (since
		2009).

		Trustee of John
		Hancock Trust (since
		2008) and John
		Hancock Funds II
		(since 2008).

Principal Officers who are not Trustees

2 Non-Independent Trustees hold positions or are affiliated with the Fund’s investment adviser, subadviser, underwriter or their affiliates.

3 Mr. Boyle is an “interested person” (as defined by the 1940 Act) due to his position with Manulife Financial Corporation (or its affiliates), the ultimate parent of the Adviser.

4 Ms. Fey is an “interested person” (as defined by the 1940 Act) due to a deferred compensation arrangement with her former employer, Frontier Capital Management Company, which is a subadviser of certain funds of John Hancock Funds II and John Hancock Trust.

50

Hugh McHaffie	1959	Executive Vice President,	2009
		John Hancock Financial
		Services (since 2006);
		Director, John Hancock
		Investment Management
		Services, LLC, John
		Hancock Advisers, LLC
		and John Hancock Funds,
		LLC (since 2010);
		President, John Hancock
		Trust and John Hancock
		Funds II (since 2009);
		Senior Vice President,
		Individual Business Product
		Management, MetLife, Inc.
		(1999–2006).

Thomas M. Kinzler	1955	Vice President, John	2009
		Hancock Financial Services
		(since 2006); Secretary and
		Chief Legal Officer, John
		Hancock retail funds, John
		Hancock Funds II and John
		Hancock Trust (since
		2006); Secretary and Chief
		Legal Counsel, John
		Hancock Advisers, LLC,
		John Hancock Investment
		Management Services, LLC
		and John Hancock Funds,
		LLC (since 2007); Vice
		President and Associate
		General Counsel,
		Massachusetts Mutual Life
		Insurance Company (1999–
		2006); Secretary and Chief
		Legal Counsel, MML
		Series Investment Fund
		(2000–2006); Secretary and
		Chief Legal Counsel,
		MassMutual Select Funds
		and MassMutual Premier
		Funds (2004–2006).

Francis V. Knox, Jr.	1947	Vice President, John	2009
		Hancock Financial Services

51

		(since 2005); Chief
		Compliance Officer, John
		Hancock retail funds, John
		Hancock Funds II, John
		Hancock Trust, Chief
		Compliance Officer, John
		Hancock Advisers, LLC
		and John Hancock
		Investment Management
		Services, LLC (since 2005);
		Vice President and Chief
		Compliance Officer, MFC
		Global Investment
		Management (U.S.), LLC
		(2005–2008).

Michael J. Leary	1965	Assistant Vice President,	2009
		John Hancock Financial
		Services (since 2007);
		Treasurer, John Hancock
		retail funds, John Hancock
		Funds II and John Hancock
		Trust (since 2009); Vice
		President, John Hancock
		Advisers, LLC and John
		Hancock Investment
		Management Services, LLC
		(since 2007); Assistant
		Treasurer, John Hancock
		retail funds, John Hancock
		Funds II and John Hancock
		Trust (2007–2009); Vice
		President and Director of
		Fund Administration, JP
		Morgan (2004-2007).

Charles A. Rizzo	1957	Vice President, John	2009
		Hancock Financial Services
		(since 2008); Chief
		Financial Officer, John
		Hancock retail funds, John
		Hancock Funds II and John
		Hancock Trust (since
		2007); Senior Vice
		President, John Hancock
		Advisers, LLC and John

52

Hancock Investment
Management Services, LLC
(since 2008); Assistant
Treasurer, Goldman Sachs
Mutual Fund Complex
(2005–2007); Vice
President, Goldman Sachs
(2005–2007); Managing
Director and Treasurer,
Scudder Funds, Deutsche
Asset Management (2003–
2005).

John G. Vrysen	1955	Senior Vice President, John	2009
Hancock Financial Services
(since 2006); Director,
Executive Vice President
and Chief Operating
Officer, John Hancock
Advisers, LLC, John
Hancock Investment
Management Services, LLC
and John Hancock Funds,
LLC (since 2005); Chief
Operating Officer, John
Hancock Funds II and John
Hancock Trust (since
2007); Chief Operating
Officer, John Hancock
retail funds (until 2009);
Trustee, John Hancock
retail funds (since 2009).

53

More information

Trustees	Investment adviser
James M. Oates, Chairman	John Hancock Investment Management Services, LLC
James R. Boyle†
Grace K. Fey†	Investment subadviser
Charles L. Bardelis*	Stone Harbor Investment Partners LP
Peter S. Burgess*
Theron S. Hoffman	Principal distributor
Hassell H. McClellan	John Hancock Funds, LLC
Steven M. Roberts*
*Member of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank and Trust Company

Officers	Transfer agent
Hugh McHaffie	John Hancock Signature Services, Inc.
President
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Michael J. Leary	The report is certified under the Sarbanes-Oxley Act, which
Treasurer	requires mutual funds and other public companies to affirm
that, to the best of their knowledge, the information in
Charles A. Rizzo	their financial reports is fairly and accurately stated in all
Chief Financial Officer	material respects.

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

54

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year July 31, 2010 the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

JOHN HANCOCK TRUST
JOHN HANCOCK FUNDS
JOHN HANCOCK FUNDS II
JOHN HANCOCK FUNDS III

SARBANES-OXLEY CODE OF ETHICS
FOR
PRINCIPAL EXECUTIVE, PRINCIPAL FINANCIAL OFFICERS & TREASURER

I. Covered Officers/Purpose of the Code

This code of ethics (this “Code”) for John Hancock Trust, John Hancock Funds1, John Hancock Funds II and John Hancock Funds III, each a registered management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), which may issue shares in separate and distinct series (each investment company and series thereunder to be hereinafter referred to as a “Fund”), applies to each Fund’s Principal Executive Officer (“President”), Principal Financial Officer (“Chief Financial Officer”) and Treasurer (“Treasurer”) (the “Covered Officers” as set forth in Exhibit A) for the purpose of promoting:

► honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

► full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

► compliance with applicable laws and governmental rules and regulations;

► the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

► accountability for adherence to the Code.

_________________________________
1 John Hancock Funds includes the following trusts: John Hancock Bank and Thrift Opportunity Fund; John Hancock Bond Trust; John Hancock California Tax-Free Income Fund; John Hancock Capital Series; John Hancock Current Interest; John Hancock Equity Trust; John Hancock Income Securities Trust; John Hancock Investment Trust; John Hancock Investment Trust II; John Hancock Investment Trust III; John Hancock Investors Trust; John Hancock Municipal Securities Trust; John Hancock Patriot Premium Dividend Fund II; Trust; John Hancock Preferred Income Fund; John Hancock Preferred Income Fund II; John Hancock Preferred Income Fund III; John Hancock Series Trust; John Hancock Sovereign Bond Fund; John Hancock Strategic Series; John Hancock Tax-Exempt Series Fund; John Hancock World Fund; John Hancock Tax-Advantaged Dividend Income Fund and John Hancock Tax-Advantaged Global Shareholder Yield Fund.

1 of 6

Each of the Covered Officers should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview

A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund. Certain conflicts of interest arise out of the relationships between the Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” of the Fund. Each of the Covered Officers is an officer or employee of the investment adviser or a service provider (“Service Provider”) to the Fund. The Fund’s, the investment adviser’s and the Service Provider’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the investment adviser and the Service Provider of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund, for the investment adviser or for the Service Provider), be involved in establishing policies and implementing decisions which will have different effects on the investment adviser, the Service Provider and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and the Service Provider and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if such participation is performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, it will be deemed to have been handled ethically. In addition, it is recognized by the Fund’s Board of Trustees/Directors (the “Board”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by other Codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but the Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of an Covered Officer should not be placed improperly before the interest of the Fund.

* * *

2 of 6

Each Covered Officer must:

► not use his/her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;

► not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than for the benefit of the Fund; and

► not use material non-public knowledge of portfolio transactions made or contemplated for the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

Additionally, conflicts of interest may arise in other situations, the propriety of which may be discussed, if material, with the Fund’s Chief Compliance Officer (“CCO”). Examples of these include:

► service as a director/trustee on the board of any public or private company;

► the receipt of any non-nominal gifts;

► the receipt of any entertainment from any company with which the Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety (or other formulation as the Fund already uses in another code of conduct);

► any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, any sub-adviser, principal underwriter, administrator or any affiliated person thereof; and

► a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III. Disclosure & Compliance

► Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Fund;

► Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s directors and auditors, and to governmental regulators and self-regulatory organizations;

3 of 6

► Each Covered Officer should, to the extent appropriate within his/her area of responsibility, consult with other officers and employees of the Fund and the Fund’s adviser or any sub-adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

► It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting & Accountability

Each Covered Officer must:

► upon adoption of the Code (or thereafter as applicable, upon becoming an Covered Officer), affirm in writing to the Fund’s CCO that he/she has received, read, and understands the Code;

► annually thereafter affirm to the Fund’s CCO that he/she has complied with the requirements of the Code;

► not retaliate against any employee or Covered Officer or their affiliated persons for reports of potential violations that are made in good faith;

► notify the Fund’s CCO promptly if he/she knows of any violation of this Code (Note: failure to do so is itself a violation of this Code); and

► report at least annually any change in his/her affiliations from the prior year.

The Fund’s CCO is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Fund’s Board or the Compliance Committee thereof (the “Committee”).

The Fund will follow these procedures in investigating and enforcing this Code:

► the Fund’s CCO will take all appropriate action to investigate any potential violations reported to him/her;

► if, after such investigation, the CCO believes that no violation has occurred, the CCO is not required to take any further action;

► any matter that the CCO believes is a violation will be reported to the Board or, if applicable, Compliance Committee;

4 of 6

► if the Board or, if applicable, Compliance Committee concurs that a violation has occurred, the Board, either upon its determination of a violation or upon recommendation of the Compliance Committee, if applicable, will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Service Provider or the investment adviser or its board; or a recommendation to dismiss the Registrant’s Executive Officer;

► the Board, or if applicable the Compliance Committee, will be responsible for granting waivers, as appropriate; and

► any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies & Procedures

This Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Fund, the Fund’s adviser, any sub-adviser, principal underwriter or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Fund’s and its investment adviser’s codes of ethics under Rule 204A-1 under the Investment Advisers Act and Rule 17j-1 under the Investment Company Act, respectively, are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Fund’s Board, including a majority of independent directors.

VII. Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Fund’s Board and its counsel, the investment adviser and the relevant Service Providers.

VIII. Internal Use

The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

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Exhibit A
Persons Covered by this Code of Ethics
(As of September 2010)

John Hancock Trust
► Principal Executive Officer and President – Hugh McHaffie
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer – Michael J. Leary

John Hancock Funds
► Principal Executive Officer and President – Keith Hartstein
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer (Open-End Funds) – Michael J. Leary
► Treasurer – Salvatore Schiavone

John Hancock Funds II
► Principal Executive Officer and President – Hugh McHaffie
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer – Michael J. Leary

John Hancock Funds III
► Principal Executive Officer and President – Keith Hartstein
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo
► Treasurer – Salvatore Schiavone

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(f)(2) Not applicable.

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that at least one member of its audit committee is an “audit committee financial expert”. Peter S. Burgess is an audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:
2010:	$133,236
2009:	$0

These fees represent aggregate fees billed for the last two fiscal years (the “Reporting Periods”) for professional services rendered by the principal accountant for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

(b) AUDIT RELATED FEES:
2010:	$0
2009:	$0

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by the principal accountant for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and fund merger audit services.

(c) TAX FEES:
2010:	$10,404
2009:	$0

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. The tax services provided by the principal accountant related to the review of the Registrant’s federal and state income tax returns, excise tax calculations and returns and a review of the Registrant’s calculations of capital gain and income distributions.

(d) ALL OTHER FEES:
2010:	$501
2009:	$0

These fees represent all other fees billed to the Registrant for products and services provided by the principal accountant. These fees were billed to the Registrant and were approved by the Registrant’s audit committee.

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $4,977,397 for the fiscal year ended July 31, 2010 and $9,666,806 for the fiscal year ended July 31, 2009.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were non pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess – Chairman
Charles L. Bardelis

Steven M. Roberts

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) This schedule is included as part of the Report to shareholders filed under Item 1 of this form.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Principal Executive Officer and Principal Financial Officer.

(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: September 16, 2010

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: September 16, 2010